UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2023
Semiannual Report
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
30	Statement of Assets and Liabilities
30	Statement of Operations
31	Statements of Changes in Net Assets
32	Financial Highlights
34	Notes to Financial Statements
41	Information About Your Fund's Expenses
42	Liquidity Risk Management
42	Proxy Voting
43	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000 Index (the "Index") vest in the relevant LSE Group company which owns the Index. "FTSE® ""Russell ®" and "FTSE Russell®" are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or their affiliates, agents or partners. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by DIMA.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Small Cap Index VIP

Performance SummaryJune 30, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023 are 0.42% and 0.72% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,802	$11,219	$13,516	$12,115	$21,567
	Average annual total return	8.02%	12.19%	10.56%	3.91%	7.99%
Russell 2000 Index	Growth of $10,000	$10,809	$11,231	$13,611	$12,289	$22,106
	Average annual total return	8.09%	12.31%	10.82%	4.21%	8.26%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,787	$11,184	$13,406	$11,945	$20,994
	Average annual total return	7.87%	11.84%	10.26%	3.62%	7.70%
Russell 2000 Index	Growth of $10,000	$10,809	$11,231	$13,611	$12,289	$22,106
	Average annual total return	8.09%	12.31%	10.82%	4.21%	8.26%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Small Cap Index VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/23	12/31/22
Common Stocks	98%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	0%	0%
Rights	0%	0%
Other Investments	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	6/30/23	12/31/22
Industrials	17%	16%
Health Care	17%	17%
Financials	15%	17%
Information Technology	14%	13%
Consumer Discretionary	11%	10%
Energy	7%	7%
Real Estate	6%	6%
Materials	5%	4%
Consumer Staples	3%	4%
Utilities	3%	3%
Communication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings at June 30, 2023 (2.9% of Net Assets)
1Super Micro Computer, Inc.	0.5%
Designs, develops, manufactures and sells server solutions based on modular and open-standard architecture
2SPS Commerce, Inc.	0.3%
Provider of on-demand supply chain management solutions
3Rambus, Inc.	0.3%
Manufacturer of semiconductor equipment
4Chart Industries, Inc.	0.3%
Manufacturer of engineered cryogenic equipment
5Novanta, Inc.	0.3%
Manufactures and sells precision photonics and motion control components
6Chord Energy Corp.	0.3%
Producer of crude oil, natural gas and natural gas liquids
7Light & Wonder, Inc.	0.3%
Provider of gaming and lottery services
8Atkore, Inc.	0.2%
Manufacturer and supplier of metal products
9ChampionX Corp.	0.2%
Provider of energy solutions
10Commercial Metals Co.	0.2%
Manufacturer of steel and metal products
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

4 |	DWS Small Cap Index VIP

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 98.3%
Communication Services 2.4%
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	2,799	88,700
AST SpaceMobile, Inc.*	9,551	44,890
ATN International, Inc.	1,692	61,927
Bandwidth, Inc. "A"*	3,708	50,725
Charge Enterprises, Inc.*	18,975	18,596
Cogent Communications Holdings, Inc.	6,706	451,247
Consolidated Communications Holdings, Inc.*	11,043	42,295
EchoStar Corp. "A"*	5,089	88,243
Globalstar, Inc.*	104,335	112,682
IDT Corp. "B"*	2,365	61,135
Liberty Latin America Ltd. "A"*	5,800	50,750
Liberty Latin America Ltd. "C"*	22,230	191,623
Lumen Technologies, Inc.	156,740	354,232
Ooma, Inc.*	3,495	52,320
Radius Global Infrastructure, Inc. "A"*	13,279	197,857
		1,867,222
Entertainment 0.4%
Cinemark Holdings, Inc.*	17,051	281,341
IMAX Corp.*	6,990	118,760
Liberty Media Corp.-Liberty Braves "A"*	1,542	63,099
Liberty Media Corp.-Liberty Braves "C"*	5,778	228,924
Lions Gate Entertainment Corp. "A"*	8,765	77,395
Lions Gate Entertainment Corp. "B"*	17,896	149,432
Loop Media, Inc.*	5,963	14,252
Madison Square Garden Entertainment Corp.*	6,718	225,859
Marcus Corp.	3,636	53,922
Playstudios, Inc.*	13,952	68,504
Reservoir Media, Inc.*	2,965	17,849
Sphere Entertainment Co.*	4,085	111,888
Vivid Seats, Inc. "A"*	4,217	33,399
		1,444,624
Interactive Media & Services 0.7%
Bumble, Inc. "A"*	15,680	263,110
Cargurus, Inc.*	15,177	343,456
Cars.com, Inc.*	10,408	206,287
DHI Group, Inc.*	6,256	23,960
Eventbrite, Inc. "A"*	11,807	112,757
EverQuote, Inc. "A"*	3,269	21,249
fuboTV, Inc.*	30,481	63,400
	Shares	Value ($)
Grindr, Inc.*	6,336	35,038
Liberty TripAdvisor Holdings, Inc. "B"*	118	5,502
MediaAlpha, Inc. "A"*	4,097	42,240
Nextdoor Holdings, Inc.*	22,740	74,132
Outbrain, Inc.*	6,599	32,467
QuinStreet, Inc.*	8,182	72,247
Shutterstock, Inc.	3,853	187,526
System1, Inc.*	3,923	17,654
TrueCar, Inc.*	14,471	32,704
Vimeo, Inc.*	23,903	98,480
Yelp, Inc.*	10,436	379,975
Ziff Davis, Inc.*	7,309	512,069
ZipRecruiter, Inc. "A"*	10,870	193,051
		2,717,304
Media 0.7%
Advantage Solutions, Inc.*	12,640	29,578
AMC Networks, Inc. "A"*	4,794	57,288
Boston Omaha Corp. "A"*	3,508	66,021
Cardlytics, Inc.*	5,043	31,872
Clear Channel Outdoor Holdings, Inc.*	55,033	75,395
Daily Journal Corp.*	217	62,774
Emerald Holding, Inc.*	2,534	10,389
Entravision Communications Corp. "A"	9,050	39,729
Gambling.com Group Ltd.*	1,667	17,070
Gannett Co., Inc.*	21,472	48,312
Gray Television, Inc.	12,351	97,326
iHeartMedia, Inc. "A"*	16,153	58,797
Integral Ad Science Holding Corp.*	5,698	102,450
John Wiley & Sons, Inc. "A"	6,565	223,407
Magnite, Inc.*	20,806	284,002
PubMatic, Inc. "A"*	6,865	125,492
Quotient Technology, Inc.*	13,816	53,053
Scholastic Corp.	4,440	172,672
Sinclair, Inc.	5,546	76,646
Stagwell, Inc.*	16,880	121,705
TechTarget, Inc.*	4,047	125,983
TEGNA, Inc.	34,711	563,707
The E.W. Scripps Co. "A"*	8,932	81,728
Thryv Holdings, Inc.*	4,832	118,867
Townsquare Media, Inc. "A"	1,880	22,391
Urban One, Inc.*	2,940	17,628
WideOpenWest, Inc.*	8,039	67,849
		2,752,131
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	10,436	177,516
Shenandoah Telecommunications Co.	7,395	143,685
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 5

	Shares	Value ($)
Spok Holdings, Inc.	2,792	37,106
Telephone & Data Systems, Inc.	14,943	122,981
		481,288
Consumer Discretionary 10.4%
Automobile Components 1.5%
Adient PLC*	14,790	566,753
American Axle & Manufacturing Holdings, Inc.*	17,640	145,883
Cooper-Standard Holdings, Inc.*	2,694	38,416
Dana, Inc.	20,139	342,363
Dorman Products, Inc.*	4,068	320,680
Fox Factory Holding Corp.*	6,604	716,600
Gentherm, Inc.*	5,114	288,992
Goodyear Tire & Rubber Co.*	43,408	593,821
Holley, Inc.*	7,454	30,487
LCI Industries	3,830	483,959
Luminar Technologies, Inc.*	42,388	291,629
Modine Manufacturing Co.*	7,996	264,028
Patrick Industries, Inc.	3,284	262,720
Solid Power, Inc.*	24,416	62,017
Standard Motor Products, Inc.	3,319	124,529
Stoneridge, Inc.*	3,963	74,703
Visteon Corp.*	4,383	629,443
XPEL, Inc.*	3,524	296,791
		5,533,814
Automobiles 0.1%
Fisker, Inc.*	30,611	172,646
Livewire Group, Inc.*	1,676	19,794
Winnebago Industries, Inc.	4,619	308,041
Workhorse Group, Inc.*	22,404	19,527
		520,008
Broadline Retail 0.1%
Big Lots, Inc.	4,709	41,581
ContextLogic, Inc. "A"*	3,478	22,885
Dillard's, Inc. "A"	558	182,064
		246,530
Distributors 0.0%
Weyco Group, Inc.	1,008	26,904
Diversified Consumer Services 0.9%
2U, Inc.*	12,937	52,136
Adtalem Global Education, Inc.*	6,994	240,174
Carriage Services, Inc.	2,062	66,953
Chegg, Inc.*	18,382	163,232
Coursera, Inc.*	20,245	263,590
Duolingo, Inc.*	4,453	636,512
European Wax Center, Inc. "A"*	5,389	100,397
Frontdoor, Inc.*	12,764	407,172
Graham Holdings Co. "B"	573	327,458
Laureate Education, Inc.	20,507	247,930
	Shares	Value ($)
Lincoln Educational Services Corp.*	3,858	26,003
Nerdy, Inc.*	9,102	37,955
OneSpaWorld Holdings Ltd.*	11,305	136,790
Perdoceo Education Corp.*	10,326	126,700
Rover Group, Inc.*	14,089	69,177
Strategic Education, Inc.	3,464	234,998
Stride, Inc.*	6,584	245,122
Udemy, Inc.*	13,339	143,127
Universal Technical Institute, Inc.*	4,804	33,196
WW International, Inc.*	8,087	54,345
		3,612,967
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.*	8,558	90,372
Bally's Corp.*	4,635	72,121
Biglari Holdings, Inc. "B"*	123	24,248
BJ's Restaurants, Inc.*	3,615	114,957
Bloomin' Brands, Inc.	13,669	367,559
Bluegreen Vacations Holding Corp	1,654	58,965
Bowlero Corp.*	4,654	54,173
Brinker International, Inc.*	6,850	250,710
Carrols Restaurant Group, Inc.*	5,740	28,930
Century Casinos, Inc.*	4,231	30,040
Chuy's Holdings, Inc.*	2,811	114,745
Cracker Barrel Old Country Store, Inc.	3,448	321,285
Dave & Buster's Entertainment, Inc.*	6,807	303,320
Denny's Corp.*	8,404	103,537
Dine Brands Global, Inc.	2,389	138,634
El Pollo Loco Holdings, Inc.	4,363	38,263
Everi Holdings, Inc.*	12,983	187,734
Fiesta Restaurant Group, Inc.*	2,703	21,462
First Watch Restaurant Group, Inc.*	2,557	43,213
Full House Resorts, Inc.*	5,610	37,587
Global Business Travel Group I*	5,055	36,548
Golden Entertainment, Inc.*	3,204	133,927
Hilton Grand Vacations, Inc.*	12,623	573,589
Inspired Entertainment, Inc.*	3,227	47,469
International Game Technology PLC	16,785	535,274
Jack in the Box, Inc.	3,222	314,242
Krispy Kreme, Inc.	13,575	199,960
Kura Sushi USA, Inc. "A"*	900	83,655
Life Time Group Holdings, Inc.*	6,934	136,392
Light & Wonder, Inc.*	14,112	970,341
Lindblad Expeditions Holdings, Inc.*	5,451	59,307
Monarch Casino & Resort, Inc.	2,087	147,029
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Mondee Holdings, Inc.*	7,030	62,637
Nathan's Famous, Inc.	408	32,044
Noodles & Co.*	6,217	21,013
Papa John's International, Inc.	5,397	398,460
PlayAGS, Inc.*	5,724	32,341
Portillo's, Inc. "A"*	6,567	147,954
Potbelly Corp.*	4,050	35,559
RCI Hospitality Holdings, Inc.	1,342	101,979
Red Robin Gourmet Burgers, Inc.*	2,485	34,367
Red Rock Resorts, Inc. "A"	7,333	343,038
Rush Street Interactive, Inc.*	10,405	32,464
Sabre Corp.*	50,572	161,325
SeaWorld Entertainment, Inc.*	6,221	348,438
Shake Shack, Inc. "A"*	5,905	458,937
Six Flags Entertainment Corp.*	11,209	291,210
Super Group SGHC Ltd.*	21,111	61,222
Sweetgreen, Inc. "A"*	14,995	192,236
Target Hospitality Corp.*	4,840	64,953
The Cheesecake Factory, Inc.	7,519	260,007
The ONE Group Hospitality, Inc.*	3,589	26,271
Xponential Fitness, Inc. "A"*	3,835	66,154
		8,812,197
Household Durables 2.1%
Beazer Homes U.S.A., Inc.*	4,447	125,806
Cavco Industries, Inc.*	1,356	400,020
Century Communities, Inc.	4,445	340,576
Cricut, Inc. "A"	7,406	90,353
Dream Finders Homes, Inc. "A"*	3,672	90,295
Ethan Allen Interiors, Inc.	3,564	100,790
GoPro, Inc. "A"*	19,559	80,974
Green Brick Partners, Inc.*	4,139	235,095
Helen of Troy Ltd.*	3,750	405,075
Hooker Furnishings Corp.	1,503	28,046
Hovnanian Enterprises, Inc. "A"*	725	71,927
Installed Building Products, Inc.	3,675	515,088
iRobot Corp.*	4,297	194,439
KB Home	11,424	590,735
Landsea Homes Corp.*	2,229	20,819
La-Z-Boy, Inc.	6,727	192,661
Legacy Housing Corp.*	1,645	38,148
LGI Homes, Inc.*	3,233	436,099
Lovesac Co.*	2,263	60,988
M.D.C. Holdings, Inc.	9,184	429,536
M/I Homes, Inc.*	4,166	363,234
Meritage Homes Corp.	5,652	804,110
Purple Innovation, Inc.	10,788	29,991
Skyline Champion Corp.*	8,369	547,751
Snap One Holdings Corp.*	2,554	29,754
Sonos, Inc.*	19,659	321,032
	Shares	Value ($)
Taylor Morrison Home Corp.*	16,386	799,145
Traeger, Inc.*	5,469	23,243
Tri Pointe Home, Inc.*	15,271	501,805
United Homes Group, Inc.*	896	9,999
Vizio Holding Corp. "A"*	11,680	78,840
VOXX International Corp.*	2,136	26,657
		7,983,031
Leisure Products 0.5%
Acushnet Holdings Corp.	4,771	260,878
AMMO, Inc.*	13,274	28,273
Clarus Corp.	4,834	44,183
Escalade, Inc.	1,376	18,369
Funko, Inc. "A"*	5,568	60,246
JAKKS Pacific, Inc.*	1,093	21,827
Johnson Outdoors, Inc. "A"	887	54,506
Latham Group, Inc.*	5,015	18,606
Malibu Boats, Inc. "A"*	3,198	187,595
Marine Products Corp.	1,490	25,121
MasterCraft Boat Holdings, Inc.*	2,836	86,923
Smith & Wesson Brands, Inc.	7,121	92,858
Solo Brands, Inc. "A"*	3,177	17,982
Sturm Ruger & Co., Inc.	2,780	147,229
Topgolf Callaway Brands Corp.*	22,282	442,298
Vista Outdoor, Inc.*	8,746	242,002
		1,748,896
Specialty Retail 2.4%
1-800-Flowers.com, Inc. "A"*	3,967	30,943
Aaron's Co., Inc.	4,900	69,286
Abercrombie & Fitch Co. "A"*	7,643	287,988
Academy Sports & Outdoors, Inc.	11,567	625,196
American Eagle Outfitters, Inc.	28,228	333,090
America's Car-Mart, Inc.*	895	89,303
Arko Corp.	12,791	101,688
Asbury Automotive Group, Inc.*	3,357	807,090
Bark, Inc.*	14,969	19,909
Big 5 Sporting Goods Corp.	3,679	33,700
Boot Barn Holdings, Inc.*	4,660	394,655
Build-a-bear Workshop, Inc.	2,068	44,297
Caleres, Inc.	5,491	131,400
Camping World Holdings, Inc. "A"	6,404	192,760
CarParts.com, Inc.*	7,729	32,848
Carvana Co.*	14,913	386,545
Cato Corp. "A"	3,050	24,492
Chico's FAS, Inc.*	19,402	103,801
Designer Brands, Inc. "A"	7,715	77,921
Destination XL Group, Inc.*	8,701	42,635
Duluth Holdings, Inc. "B"*	2,526	15,863
Envela Corp.*	1,116	8,214
Evgo, Inc.*	11,258	45,032
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Foot Locker, Inc.	12,710	344,568
Franchise Group, Inc.	3,487	99,868
Genesco, Inc.*	1,879	47,050
Group 1 Automotive, Inc.	2,152	555,431
GrowGeneration Corp.*	8,491	28,869
Guess?, Inc.	4,282	83,285
Haverty Furniture Companies, Inc.	2,338	70,654
Hibbett, Inc.	2,006	72,798
J Jill, Inc.*	699	14,980
Lands' End, Inc.*	2,303	17,871
Lazydays Holdings, Inc.*	1,874	21,663
Leslie's, Inc.*	27,527	258,479
MarineMax, Inc.*	3,246	110,883
Monro, Inc.	4,885	198,478
National Vision Holdings, Inc.*	12,138	294,832
ODP Corp.*	5,262	246,367
OneWater Marine, Inc. "A"*	1,719	62,297
Overstock.com, Inc.*	6,995	227,827
PetMed Express, Inc.	3,002	41,398
Rent the Runway, Inc. "A"*	8,589	17,006
Revolve Group, Inc.*	6,394	104,862
Sally Beauty Holdings, Inc.*	16,707	206,331
Shoe Carnival, Inc.	2,667	62,621
Signet Jewelers Ltd.	6,968	454,732
Sleep Number Corp.*	3,430	93,570
Sonic Automotive, Inc. "A"	2,410	114,885
Sportsman's Warehouse Holdings, Inc.*	5,863	33,419
Stitch Fix, Inc. "A"*	13,006	50,073
The Buckle, Inc.	4,762	164,765
The Children's Place, Inc.*	2,026	47,023
ThredUp, Inc. "A"*	11,399	27,814
Tile Shop Holdings, Inc.*	4,425	24,514
Tilly's, Inc. "A"*	3,094	21,689
Torrid Holdings, Inc.*	574	1,613
Upbound Group, Inc.	8,520	265,228
Urban Outfitters, Inc.*	9,879	327,291
Warby Parker, Inc. "A"*	13,056	152,625
Winmark Corp.	452	150,276
Zumiez, Inc.*	2,295	38,235
		9,054,826
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc. "A"*	14,126	17,799
Figs, Inc. "A"*	20,065	165,937
Fossil Group, Inc.*	6,194	15,918
G-III Apparel Group Ltd.*	6,636	127,876
Hanesbrands, Inc.	54,141	245,800
Kontoor Brands, Inc.	8,670	365,007
Movado Group, Inc.	2,513	67,424
Oxford Industries, Inc.	2,337	230,007
Rocky Brands, Inc.	1,178	24,738
Steven Madden Ltd.	11,569	378,191
	Shares	Value ($)
Vera Bradley, Inc.*	4,020	25,688
Wolverine World Wide, Inc.	12,085	177,529
		1,841,914
Consumer Staples 3.4%
Beverages 0.4%
Coca-Cola Consolidated, Inc.	740	470,655
MGP Ingredients, Inc.	2,442	259,535
National Beverage Corp.*	3,711	179,427
Primo Water Corp.	24,189	303,330
The Duckhorn Portfolio, Inc.*	6,838	88,689
The Vita Coco Co., Inc*	4,417	118,685
Zevia PBC "A"*	3,890	16,766
		1,437,087
Consumer Staples Distribution & Retail 0.5%
HF Foods Group, Inc.*	5,637	26,438
Ingles Markets, Inc. "A"	2,169	179,268
Natural Grocers by Vitamin Cottage, Inc. "C"	1,461	17,912
PriceSmart, Inc.	4,056	300,387
SpartanNash Co.	5,258	118,358
Sprouts Farmers Market, Inc.*	16,095	591,169
The Andersons, Inc.	4,989	230,242
The Chefs' Warehouse, Inc.*	5,504	196,823
United Natural Foods, Inc.*	9,102	177,944
Village Super Market, Inc. "A"	1,335	30,465
Weis Markets, Inc.	2,525	162,130
		2,031,136
Food Products 1.2%
Alico, Inc.	1,240	31,570
B&G Foods, Inc.	11,020	153,398
Benson Hill, Inc.*	25,963	33,752
Beyond Meat, Inc.*	9,096	118,066
Brc, Inc. "A"*	5,881	30,346
Calavo Growers, Inc.	2,599	75,423
Cal-Maine Foods, Inc.	5,905	265,725
Dole PLC	11,020	148,990
Forafric Global PLC*	793	8,699
Fresh Del Monte Produce, Inc.	5,213	134,026
Fresh Market, Inc.* (a)	7,917	0
Hain Celestial Group, Inc.*	13,858	173,364
Hostess Brands, Inc.*	20,609	521,820
J & J Snack Foods Corp.	2,327	368,504
John B. Sanfilippo & Son, Inc.	1,419	166,406
Lancaster Colony Corp.	3,028	608,901
Limoneira Co.	2,653	41,281
Mission Produce, Inc.*	7,541	91,397
Seneca Foods Corp. "A"*	758	24,771
Simply Good Foods Co.*	14,111	516,321
Sovos Brands, Inc.*	6,118	119,668
Sunopta, Inc.*	14,124	94,490
TreeHouse Foods, Inc.*	7,926	399,312
Utz Brands, Inc.	11,174	182,807
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Vital Farms, Inc.*	4,496	53,907
Westrock Coffee Co.*	4,428	48,132
		4,411,076
Household Products 0.3%
Central Garden & Pet Co.*	1,483	57,496
Central Garden & Pet Co. "A"*	6,134	223,646
Energizer Holdings, Inc.	11,118	373,342
Oil-Dri Corp. of America	745	43,948
WD-40 Co.	2,091	394,467
		1,092,899
Personal Care Products 0.9%
BellRing Brands, Inc.*	20,712	758,059
Edgewell Personal Care Co.	7,874	325,275
elf Beauty, Inc.*	7,784	889,166
Herbalife Ltd.*	15,355	203,300
Inter Parfums, Inc.	2,845	384,730
Medifast, Inc.	1,690	155,751
Nature's Sunshine Products, Inc.*	1,954	26,672
Nu Skin Enterprises, Inc. "A"	7,815	259,458
The Beauty Health Co.*	12,727	106,525
Thorne HealthTech, Inc.*	2,009	9,442
USANA Health Sciences, Inc.*	1,757	110,761
Waldencast PLC "A"*	3,039	23,492
		3,252,631
Tobacco 0.1%
Ispire Technology, Inc.*	513	4,679
Turning Point Brands, Inc.	2,645	63,506
Universal Corp.	3,766	188,074
Vector Group Ltd.	22,535	288,673
		544,932
Energy 6.7%
Energy Equipment & Services 2.3%
Archrock, Inc.	21,516	220,539
Atlas Energy Solutions, Inc. "A"	2,410	41,838
Borr Drilling Ltd.*	35,593	268,015
Bristow Group, Inc.*	3,543	101,790
Cactus, Inc. "A"	10,060	425,739
ChampionX Corp.	30,963	961,091
Core Laboratories, Inc.	7,301	169,748
Diamond Offshore Drilling, Inc.*	15,513	220,905
DMC Global, Inc.*	2,839	50,421
Dril-Quip, Inc.*	5,150	119,840
Expro Group Holdings NV*	13,633	241,577
Forum Energy Technologies, Inc.*	1,552	39,716
Helix Energy Solutions Group, Inc.*	21,776	160,707
Helmerich & Payne, Inc.	15,637	554,332
KLX Energy Services Holdings, Inc.*	2,042	19,869
	Shares	Value ($)
Liberty Energy, Inc.	26,673	356,618
Mammoth Energy Services, Inc.*	3,702	17,881
Nabors Industries Ltd.*	1,422	132,289
Newpark Resources, Inc.*	12,208	63,848
NexTier Oilfield Solutions, Inc.*	30,248	270,417
Noble Corp. PLC*	16,733	691,240
Oceaneering International, Inc.*	15,406	288,092
Oil States International, Inc.*	9,417	70,345
Patterson-UTI Energy, Inc.	32,276	386,344
ProFrac Holding Corp. "A"*	3,638	40,600
ProPetro Holding Corp.*	15,546	128,099
Ranger Energy Services, Inc.*	2,487	25,467
RPC, Inc.	13,292	95,038
SEACOR Marine Holdings, Inc.*	3,814	43,594
Seadrill Ltd.*	7,847	323,846
Select Water Solutions, Inc.	13,352	108,151
Solaris Oilfield Infrastructure, Inc. "A"	5,283	44,007
TETRA Technologies, Inc.*	20,219	68,340
Tidewater, Inc.*	7,389	409,646
U.S. Silica Holdings, Inc.*	11,937	144,796
Valaris Ltd.*	9,486	596,954
Weatherford International PLC*	11,003	730,819
		8,632,558
Oil, Gas & Consumable Fuels 4.4%
Amplify Energy Corp.*	5,173	35,021
Arch Resources, Inc.	2,836	319,787
Ardmore Shipping Corp.	6,250	77,188
Berry Corp.	11,786	81,088
California Resources Corp.	11,126	503,897
Callon Petroleum Co.*	9,555	335,094
Centrus Energy Corp. "A"*	1,908	62,124
Chord Energy Corp.	6,491	998,316
Civitas Resources, Inc.	10,708	742,814
Clean Energy Fuels Corp.*	26,011	129,015
CNX Resources Corp.*	25,489	451,665
Comstock Resources, Inc.	14,177	164,453
CONSOL Energy, Inc.	5,263	356,884
Crescent Energy Co. "A"	6,005	62,572
CVR Energy, Inc.	4,673	140,003
Delek U.S. Holdings, Inc.	10,233	245,080
Denbury, Inc.*	7,803	673,087
DHT Holdings, Inc.	21,271	181,442
Dorian LPG Ltd.	4,824	123,736
Earthstone Energy, Inc. "A"*	8,920	127,467
Empire Petroleum Corp.*	1,403	12,767
Encore Energy Corp.*	22,210	53,526
Energy Fuels, Inc.*	23,783	148,406
Enviva, Inc.	4,748	51,516
Equitrans Midstream Corp.	67,781	647,986
Evolution Petroleum Corp.	4,805	38,776
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Excelerate Energy, Inc. "A"	2,858	58,103
FLEX LNG Ltd.	4,598	140,377
Gevo, Inc.*	36,102	54,875
Golar LNG Ltd.	15,609	314,834
Granite Ridge Resources, Inc.	4,005	26,553
Green Plains, Inc.*	8,997	290,063
Gulfport Energy Corp.*	1,557	163,594
Hallador Energy Co.*	3,581	30,689
HighPeak Energy, Inc.	1,682	18,300
International Seaways, Inc.	6,309	241,256
Kinetik Holdings, Inc.	2,684	94,316
Kosmos Energy Ltd.*	70,352	421,409
Magnolia Oil & Gas Corp. "A"	28,547	596,632
Matador Resources Co.	17,616	921,669
Murphy Oil Corp.	23,075	883,773
NACCO Industries, Inc. "A"	702	24,331
NextDecade Corp*	4,830	39,654
Nordic American Tankers Ltd.	31,120	114,210
Northern Oil and Gas, Inc.	11,714	402,025
Overseas Shipholding Group, Inc. "A"*	9,345	38,969
Par Pacific Holdings, Inc.*	8,499	226,158
PBF Energy, Inc. "A"	18,062	739,458
Peabody Energy Corp.	19,344	418,991
Permian Resources Corp.	39,562	433,600
PrimeEnergy Resources Corp.*	116	10,675
REX American Resources Corp.*	2,493	86,781
Riley Exploration Permian, Inc.	1,367	48,829
Ring Energy, Inc.*	19,694	33,677
Sandridge Energy, Inc.	4,996	76,189
Scorpio Tankers, Inc.	8,186	386,625
SFL Corp. Ltd.	17,610	164,301
SilverBow Resources, Inc.*	2,757	80,284
Sitio Royalties Corp. "A"	12,495	328,244
SM Energy Co.	18,720	592,114
Talos Energy, Inc.*	17,404	241,393
Teekay Corp.*	10,009	60,454
Teekay Tankers Ltd. "A"	3,719	142,177
Tellurian, Inc.*	83,300	117,453
Uranium Energy Corp.*	56,414	191,808
Vaalco Energy, Inc.	16,790	63,130
Verde Clean Fuels, Inc.*	668	4,349
Vertex Energy, Inc.*	10,638	66,488
Vital Energy, Inc.*	2,564	115,765
Vitesse Energy, Inc.	3,893	87,203
W&T Offshore, Inc.*	14,838	57,423
World Kinect Corp.	9,646	199,479
		16,612,390
Financials 14.8%
Banks 7.7%
1st Source Corp.	2,572	107,844
ACNB Corp.	1,361	45,144
Amalgamated Financial Corp.	2,620	42,156
	Shares	Value ($)
Amerant Bancorp, Inc.	4,023	69,155
American National Bankshares, Inc.	1,713	49,643
Ameris Bancorp.	10,262	351,063
Ames National Corp.	1,212	21,852
Arrow Financial Corp.	2,366	47,651
Associated Banc-Corp.	23,516	381,665
Atlantic Union Bankshares Corp.	11,644	302,162
Axos Financial, Inc.*	8,830	348,255
Banc of California, Inc.	8,519	98,650
BancFirst Corp.	3,424	315,008
Bank First Corp.	1,445	120,224
Bank of Hawaii Corp.	6,042	249,112
Bank of Marin Bancorp.	2,564	45,306
Bank of NT Butterfield & Son Ltd.	7,833	214,311
Bank7 Corp.	616	15,110
BankUnited, Inc.	11,490	247,609
Bankwell Financial Group, Inc.	828	20,187
Banner Corp.	5,340	233,198
Bar Harbor Bankshares	2,400	59,136
BayCom Corp.	1,656	27,622
BCB Bancorp., Inc.	2,434	28,575
Berkshire Hills Bancorp., Inc.	6,767	140,280
Blue Foundry Bancorp.*	3,625	36,649
Blue Ridge Bankshares, Inc.	3,064	27,116
Bridgewater Bancshares, Inc.*	2,833	27,905
Brookline Bancorp., Inc.	13,757	120,236
Burke & Herbert Financial Services Corp.	998	64,072
Business First Bancshares, Inc.	3,537	53,303
Byline Bancorp., Inc.	3,758	67,982
C&F Financial Corp.	502	26,957
Cadence Bank	28,421	558,188
Cambridge Bancorp.	1,153	62,619
Camden National Corp.	2,288	70,859
Capital Bancorp., Inc	1,368	24,761
Capital City Bank Group, Inc.	1,936	59,319
Capitol Federal Financial, Inc.	19,807	122,209
Capstar Financial Holdings, Inc.	2,858	35,068
Carter Bankshares, Inc.*	3,456	51,114
Cathay General Bancorp.	10,799	347,620
CBTX, Inc.	7,560	173,048
Central Pacific Financial Corp.	4,334	68,087
Central Valley Community Bancorp.	1,541	23,808
Chemung Financial Corp.	528	20,280
ChoiceOne Financial Services, Inc.	1,056	24,288
Citizens & Northern Corp.	2,449	47,266
Citizens Financial Services, Inc.	672	50,044
City Holding Co.	2,335	210,127
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
Civista Bancshares, Inc.	2,323	40,420
CNB Financial Corp.	3,256	57,468
Coastal Financial Corp.*	1,619	60,955
Codorus Valley Bancorp., Inc.	1,463	28,689
Colony Bankcorp, Inc.	2,487	23,428
Columbia Financial, Inc.*	4,641	80,243
Community Bank System, Inc.	8,216	385,166
Community Financial Corp.	788	21,347
Community Trust Bancorp., Inc.	2,492	88,640
ConnectOne Bancorp., Inc.	5,925	98,296
CrossFirst Bankshares, Inc.*	6,780	67,800
Customers Bancorp., Inc.*	4,450	134,657
CVB Financial Corp.	20,775	275,892
Dime Community Bancshares, Inc.	5,422	95,590
Eagle Bancorp., Inc.	4,891	103,494
Eastern Bankshares, Inc.	23,792	291,928
Enterprise Bancorp., Inc.	1,421	41,124
Enterprise Financial Services Corp.	5,610	219,351
Equity Bancshares, Inc. "A"	2,278	51,893
Esquire Financial Holdings, Inc.	1,063	48,622
ESSA Bancorp., Inc.	1,317	19,689
Evans Bancorp., Inc.	786	19,595
Farmers & Merchants Bancorp., Inc.	2,236	50,332
Farmers National Banc Corp.	5,686	70,336
FB Financial Corp.	5,494	154,107
Fidelity D&D Bancorp, Inc.	712	34,596
Financial Institutions, Inc.	2,555	40,216
First BanCorp.	27,352	334,241
First BanCorp. - North Carolina	6,146	182,844
First Bancorp., Inc.	1,654	40,258
First Bancshares, Inc.	4,696	121,345
First Bank	2,262	23,480
First Busey Corp.	8,134	163,493
First Business Financial Services, Inc.	1,202	35,447
First Commonwealth Financial Corp.	15,738	199,086
First Community Bancshares, Inc.	2,674	79,498
First Community Corp.	1,149	19,947
First Financial Bancorp.	14,724	300,959
First Financial Bankshares, Inc.	20,220	576,068
First Financial Corp.	1,727	56,076
First Foundation, Inc.	8,600	34,142
First Interstate BancSystem, Inc. "A"	12,747	303,888
First Merchants Corp.	9,087	256,526
First Mid Bancshares, Inc.	2,841	68,582
First of Long Island Corp.	3,309	39,774
First Western Financial, Inc.*	1,154	21,464
	Shares	Value ($)
Five Star Bancorp.	1,921	42,973
Flushing Financial Corp.	4,589	56,399
FS Bancorp, Inc.	1,028	30,912
Fulton Financial Corp.	25,322	301,838
FVCBankcorp, Inc.*	2,180	23,479
German American Bancorp., Inc.	4,237	115,162
Glacier Bancorp., Inc.	17,291	538,960
Great Southern Bancorp., Inc.	1,407	71,377
Greene County Bancorp., Inc.	994	29,621
Guaranty Bancshares, Inc.	1,401	37,939
Hancock Whitney Corp.	13,407	514,561
Hanmi Financial Corp.	4,872	72,739
HarborOne Bancorp, Inc.	6,289	54,589
HBT Financial, Inc.	1,911	35,239
Heartland Financial U.S.A., Inc.	6,564	182,939
Heritage Commerce Corp.	9,530	78,908
Heritage Financial Corp.	5,508	89,064
Hilltop Holdings, Inc.	7,239	227,739
Hingham Institution For Savings	217	46,260
Home Bancorp., Inc.	1,080	35,867
Home BancShares, Inc.	29,636	675,701
HomeStreet, Inc.	3,350	19,832
HomeTrust Bancshares, Inc.	2,270	47,420
Hope Bancorp., Inc.	18,238	153,564
Horizon Bancorp, Inc.	6,578	68,477
Independent Bank Corp.	9,957	357,202
Independent Bank Group, Inc.	5,695	196,648
International Bancshares Corp.	8,326	368,009
John Marshall Bancorp, Inc.	1,953	39,236
Kearny Financial Corp.	9,118	64,282
Lakeland Bancorp., Inc.	9,838	131,731
Lakeland Financial Corp.	3,905	189,471
LCNB Corp.	1,551	22,893
Live Oak Bancshares, Inc.	5,180	136,286
Luther Burbank Corp.	1,275	11,373
Macatawa Bank Corp.	4,162	38,623
MainStreet Bancshares, Inc.	1,126	25,515
Mercantile Bank Corp.	2,468	68,166
Metrocity Bankshares, Inc.	2,860	51,165
Metropolitan Bank Holding Corp.*	1,555	54,005
Mid Penn Bancorp, Inc.	2,190	48,355
Middlefield Banc Corp.	1,211	32,455
Midland States Bancorp., Inc.	3,428	68,251
MidWestOne Financial Group, Inc.	2,332	49,835
MVB Financial Corp.	1,765	37,206
National Bank Holdings Corp. "A"	5,709	165,789
National Bankshares, Inc.	837	24,432
NBT Bancorp., Inc.	6,556	208,809
Nicolet Bankshares, Inc.	1,949	132,357
Northeast Bank	1,226	51,087
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Northeast Community Bancorp, Inc.	2,038	30,325
Northfield Bancorp., Inc.	6,626	72,753
Northrim BanCorp., Inc.	803	31,582
Northwest Bancshares, Inc.	19,440	206,064
Norwood Financial Corp.	1,119	33,044
Oak Valley Bancorp.	1,057	26,626
OceanFirst Financial Corp.	9,145	142,845
OFG Bancorp.	7,093	184,985
Old National Bancorp.	45,220	630,367
Old Second Bancorp., Inc.	6,491	84,772
Orange County Bancorp, Inc.	799	29,563
Origin Bancorp, Inc.	4,549	133,286
Orrstown Financial Services, Inc.	1,735	33,225
Pacific Premier Bancorp., Inc.	14,820	306,478
PacWest Bancorp.	18,547	151,158
Park National Corp.	2,241	229,299
Parke Bancorp., Inc.	1,705	28,968
Pathward Financial, Inc.	4,218	195,546
PCB Bancorp.	1,703	25,051
Peapack-Gladstone Financial Corp.	2,612	70,733
Penns Woods Bancorp., Inc.	999	25,005
Peoples Bancorp., Inc.	5,219	138,564
Peoples Financial Services Corp.	1,136	49,745
Pioneer Bancorp., Inc.*	1,471	13,165
Plumas Bancorp.	843	30,087
Ponce Financial Group, Inc.*	3,509	30,493
Preferred Bank	2,114	116,249
Premier Financial Corp.	5,588	89,520
Primis Financial Corp.	3,436	28,931
Princeton Bancorp, Inc.	758	20,709
Provident Financial Services, Inc.	11,462	187,289
QCR Holdings, Inc.	2,591	106,309
RBB Bancorp.	2,590	30,925
Red River Bancshares, Inc.	756	37,150
Renasant Corp.	8,562	223,725
Republic Bancorp., Inc. "A"	1,383	58,778
S&T Bancorp., Inc.	6,132	166,729
Sandy Spring Bancorp., Inc.	6,885	156,152
Seacoast Banking Corp. of Florida	13,051	288,427
ServisFirst Bancshares, Inc.	7,839	320,772
Shore Bancshares, Inc.	2,970	34,333
Sierra Bancorp.	2,332	39,574
Simmons First National Corp. "A"	19,503	336,427
SmartFinancial, Inc.	2,422	52,097
South Plains Financial, Inc.	1,839	41,396
South State Corp.	11,817	777,559
Southern First Bancshares, Inc.*	1,130	27,968
Southern Missouri Bancorp., Inc.	1,313	50,485
	Shares	Value ($)
Southern States Bancshares, Inc.	1,190	25,109
Southside Bancshares, Inc.	4,656	121,801
Sterling Bancorp., Inc.*	3,460	18,926
Stock Yards Bancorp., Inc.	4,202	190,645
Summit Financial Group, Inc.	1,703	35,184
Texas Capital Bancshares, Inc.*	7,461	384,241
The Bancorp, Inc.*	8,310	271,321
Third Coast Bancshares, Inc.*	1,857	29,471
Timberland Bancorp., Inc.	1,124	28,752
Tompkins Financial Corp.	2,183	121,593
TowneBank	10,811	251,248
TriCo Bancshares	4,894	162,481
Triumph Financial, Inc.*	3,454	209,727
TrustCo Bank Corp. NY	2,982	85,315
Trustmark Corp.	9,505	200,746
UMB Financial Corp.	6,814	414,973
United Bankshares, Inc.	20,416	605,743
United Community Banks, Inc.	17,929	448,046
Unity Bancorp., Inc.	1,028	24,251
Univest Financial Corp.	4,672	84,470
USCB Financial Holdings, Inc.*	1,558	15,892
Valley National Bancorp.	66,951	518,870
Veritex Holdings, Inc.	8,316	149,106
Virginia National Bankshares Corp.	702	22,569
Washington Federal, Inc.	10,112	268,170
Washington Trust Bancorp., Inc.	2,617	70,162
WesBanco, Inc.	8,958	229,414
West BanCorp, Inc.	2,671	49,173
Westamerica BanCorp.	4,081	156,302
WSFS Financial Corp.	9,438	356,001
		29,214,510
Capital Markets 1.3%
AlTi Global, Inc.*	3,321	25,439
Artisan Partners Asset Management, Inc. "A"	9,471	372,305
AssetMark Financial Holdings, Inc.*	3,362	99,717
Avantax, Inc.*	6,118	136,921
B. Riley Financial, Inc.	2,900	133,342
Bakkt Holdings, Inc.*	11,119	13,676
BGC Partners, Inc. "A"	48,637	215,462
BrightSphere Investment Group, Inc.	4,930	103,284
Cohen & Steers, Inc.	4,050	234,859
Diamond Hill Investment Group, Inc.	453	77,599
Donnelley Financial Solutions, Inc.*	3,810	173,469
Focus Financial Partners, Inc. "A"*	9,185	482,304
Forge Global Holdings, Inc.*	17,106	41,568
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
GCM Grosvenor, Inc. "A"	6,451	48,641
Hamilton Lane, Inc. "A"	5,684	454,606
MarketWise, Inc.	5,085	10,170
Moelis & Co. "A"	10,317	467,773
Open Lending Corp. "A"*	15,491	162,810
P10, Inc. "A"	6,831	77,190
Patria Investments Ltd. "A"	8,454	120,892
Perella Weinberg Partners	6,841	56,986
Piper Sandler Companies	2,680	346,417
PJT Partners, Inc. "A"	3,783	263,448
Sculptor Capital Management, Inc.	3,811	33,651
Silvercrest Asset Management Group, Inc. "A"	1,652	33,453
StepStone Group, Inc. "A"	8,410	208,652
StoneX Group, Inc.*	2,782	231,129
Value Line, Inc.	100	4,590
Victory Capital Holdings, Inc. "A"	4,289	135,275
Virtus Investment Partners, Inc.	1,069	211,095
WisdomTree, Inc.	20,889	143,299
		5,120,022
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	743	31,213
Bread Financial Holdings, Inc.	7,855	246,568
Consumer Portfolio Services, Inc.*	1,314	15,334
Encore Capital Group, Inc.*	3,552	172,698
Enova International, Inc.*	4,684	248,814
FirstCash Holdings, Inc.	5,819	543,087
Green Dot Corp. "A"*	7,111	133,260
LendingClub Corp.*	16,178	157,736
LendingTree, Inc.*	1,547	34,204
Navient Corp.	14,337	266,382
Nelnet, Inc. "A"	2,241	216,212
NerdWallet, Inc. "A"*	5,350	50,344
OppFi, Inc.*	1,931	3,939
PRA Group, Inc.*	5,843	133,513
PROG Holdings, Inc.*	7,201	231,296
Regional Management Corp.	1,129	34,435
Upstart Holdings, Inc.*	11,198	401,000
World Acceptance Corp.*	560	75,046
		2,995,081
Financial Services 2.1%
Acacia Research Corp.*	6,132	25,509
Alerus Financial Corp.	2,786	50,092
A-Mark Precious Metals, Inc.	3,011	112,717
AvidXchange Holdings, Inc.*	23,417	243,069
Banco Latinoamericano de Comercio Exterior SA	4,273	94,262
Cannae Holdings, Inc.*	11,141	225,160
Cantaloupe, Inc.*	8,950	71,242
Cass Information Systems, Inc.	2,139	82,950
	Shares	Value ($)
Compass Diversified Holdings	9,784	212,215
Enact Holdings, Inc.	4,642	116,653
Essent Group Ltd.	16,395	767,286
EVERTEC, Inc.	10,157	374,082
Federal Agricultural Mortgage Corp. "C"	1,394	200,374
Finance of America Companies, Inc. "A"*	8,759	16,730
Flywire Corp.*	14,909	462,775
Home Point Capital, Inc.*	1,180	2,738
I3 Verticals, Inc. "A"*	3,558	81,336
International Money Express, Inc.*	4,893	120,025
Jackson Financial, Inc. "A"	12,596	385,564
Marqeta, Inc. "A"*	76,152	370,860
Merchants Bancorp.	2,394	61,239
Mr Cooper Group, Inc.*	10,368	525,036
NewtekOne, Inc.	3,570	56,763
NMI Holdings, Inc. "A"*	12,740	328,947
Ocwen Financial Corp.*	1,032	30,929
Pagseguro Digital Ltd. "A"*	30,814	290,884
Payoneer Global, Inc.*	41,103	197,705
Paysafe Ltd.*	5,109	51,550
Paysign, Inc.*	5,141	12,595
PennyMac Financial Services, Inc.	3,973	279,342
Priority Technology Holdings, Inc.*	3,810	13,792
Radian Group, Inc.	24,340	615,315
Remitly Global, Inc.*	13,105	246,636
Repay Holdings Corp.*	12,627	98,869
Security National Financial Corp. "A"*	1,881	16,685
StoneCo., Ltd. "A"*	45,164	575,389
SWK Holdings Corp.*	529	8,855
Velocity Financial, Inc.*	1,318	15,197
Walker & Dunlop, Inc.	4,938	390,546
Waterstone Financial, Inc.	2,938	42,572
		7,874,485
Insurance 1.7%
Ambac Financial Group, Inc.*	6,901	98,270
American Equity Investment Life Holding Co.	12,062	628,551
AMERISAFE, Inc.	2,983	159,054
Argo Group International Holdings Ltd.	4,972	147,221
BRP Group, Inc. "A"*	9,199	227,951
CNO Financial Group, Inc.	17,703	419,030
Crawford & Co. "A"	2,247	24,919
Donegal Group, Inc. "A"	2,368	34,170
eHealth, Inc.*	4,182	33,623
Employers Holdings, Inc.	4,058	151,810
Enstar Group Ltd.*	1,852	452,333
F&G Annuities & Life, Inc.	2,913	72,184
Genworth Financial, Inc. "A"*	75,439	377,195
GoHealth, Inc. "A"*	620	12,220
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Goosehead Insurance, Inc. "A"*	3,348	210,556
Greenlight Capital Re Ltd. "A"*	4,245	44,721
HCI Group, Inc.	1,013	62,583
Hippo Holdings, Inc.*	1,663	27,489
Horace Mann Educators Corp.	6,435	190,862
Investors Title Co.	198	28,908
James River Group Holdings Ltd.	5,784	105,616
Kingsway Financial Services, Inc.*	1,579	12,869
Lemonade, Inc.*	7,869	132,593
Maiden Holdings Ltd.*	13,624	28,610
MBIA, Inc.*	7,710	66,614
Mercury General Corp.	4,222	127,800
National Western Life Group, Inc. "A"	345	143,368
NI Holdings, Inc.*	1,387	20,597
Oscar Health, Inc. "A"*	24,036	193,730
Palomar Holdings, Inc.*	3,838	222,758
ProAssurance Corp.	8,477	127,918
Safety Insurance Group, Inc.	2,278	163,378
Selective Insurance Group, Inc.	9,321	894,350
Selectquote, Inc.*	19,829	38,667
SiriusPoint Ltd.*	14,462	130,592
Skyward Specialty Insurance Group, Inc.*	1,512	38,405
Stewart Information Services Corp.	4,199	172,747
Tiptree, Inc.	3,736	56,077
Trupanion, Inc.*	6,081	119,674
United Fire Group, Inc.	3,367	76,296
United Insurance Holdings Corp.*	3,048	13,594
Universal Insurance Holdings, Inc.	4,086	63,047
		6,352,950
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.	2,327	28,971
Angel Oak Mortgage REIT, Inc.	2,236	18,425
Apollo Commercial Real Estate Finance, Inc.	22,350	253,002
Arbor Realty Trust, Inc.	28,119	416,724
Ares Commercial Real Estate Corp.	7,801	79,180
ARMOUR Residential REIT, Inc.	31,131	165,928
Blackstone Mortgage Trust, Inc. "A"	26,640	554,378
BrightSpire Capital, Inc.	20,529	138,160
Chicago Atlantic Real Estate Finance, Inc.	2,470	37,421
Chimera Investment Corp.	35,655	205,729
Claros Mortgage Trust, Inc.	14,085	159,724
	Shares	Value ($)
Dynex Capital, Inc.	8,132	102,382
Ellington Financial, Inc.	10,035	138,483
Franklin BSP Realty Trust, Inc.	12,666	179,351
Granite Point Mortgage Trust, Inc.	7,787	41,271
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,073	401,825
Invesco Mortgage Capital, Inc.	6,830	78,340
KKR Real Estate Finance Trust, Inc.	8,884	108,118
Ladder Capital Corp.	17,259	187,260
MFA Financial, Inc.	15,643	175,827
New York Mortgage Trust, Inc.	13,913	138,017
Nexpoint Real Estate Finance, Inc.	1,135	17,695
Orchid Island Capital, Inc.	6,085	62,980
PennyMac Mortgage Investment Trust	13,734	185,134
Ready Capital Corp.	25,175	283,974
Redwood Trust, Inc.	17,410	110,902
TPG RE Finance Trust, Inc.	10,469	77,575
Two Harbors Investment Corp.	14,824	205,757
		4,552,533
Health Care 16.6%
Biotechnology 7.4%
2seventy bio, Inc.*	7,788	78,815
4D Molecular Therapeutics, Inc.*	4,784	86,447
89bio, Inc.*	9,570	181,352
Aadi Bioscience, Inc.*	2,599	17,777
ACADIA Pharmaceuticals, Inc.*	18,759	449,278
Acrivon Therapeutics, Inc.*	1,307	16,939
Actinium Pharmaceuticals, Inc.*	4,045	30,014
Adicet Bio, Inc.*	3,920	9,526
ADMA Biologics, Inc.*	33,362	123,106
Aerovate Therapeutics, Inc.*	1,574	26,994
Agenus, Inc.*	53,191	85,106
Agios Pharmaceuticals, Inc.*	8,617	244,033
Akero Therapeutics, Inc.*	6,963	325,102
Aldeyra Therapeutics, Inc.*	7,208	60,475
Alector, Inc.*	9,916	59,595
Alkermes PLC*	25,679	803,753
Allakos, Inc.*	10,323	45,008
Allogene Therapeutics, Inc.*	12,718	63,208
Allovir, Inc.*	6,488	22,059
Alpine Immune Sciences, Inc.*	4,911	50,485
Altimmune, Inc.*	7,682	27,117
ALX Oncology Holdings, Inc.*	3,388	25,444
Amicus Therapeutics, Inc.*	43,454	545,782
AnaptysBio, Inc.*	2,843	57,827
Anavex Life Sciences Corp.*	10,977	89,243
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Anika Therapeutics, Inc.*	2,197	57,078
Annexon, Inc.*	7,154	25,182
Arbutus Biopharma Corp.*	19,583	45,041
Arcellx, Inc.*	5,881	185,957
Arcturus Therapeutics Holdings, Inc.*	3,653	104,768
Arcus Biosciences, Inc.*	8,183	166,197
Arcutis Biotherapeutics, Inc.*	7,981	76,059
Ardelyx, Inc.*	33,038	111,999
Arrowhead Pharmaceuticals, Inc.*	15,896	566,851
ARS Pharmaceuticals, Inc.*	3,781	25,333
Astria Therapeutics, Inc.*	3,977	33,128
Atara Biotherapeutics, Inc.*	13,001	20,932
Aura Biosciences, Inc.*	4,260	52,611
Aurinia Pharmaceuticals, Inc.*	21,029	203,561
Avid Bioservices, Inc.*	9,794	136,822
Avidity Biosciences, Inc.*	10,954	121,480
Avita Medical, Inc.*	3,879	65,982
Beam Therapeutics, Inc.*	10,612	338,841
BioAtla, Inc.*	6,915	20,745
BioCryst Pharmaceuticals, Inc.*	29,455	207,363
Biohaven, Ltd.*	9,018	215,711
Biomea Fusion, Inc.*	3,072	67,430
BioVie, Inc.*	726	3,129
Bioxcel Therapeutics, Inc.*	2,978	19,833
Bluebird Bio, Inc.*	15,733	51,762
Blueprint Medicines Corp.*	9,427	595,786
Bridgebio Pharma, Inc.*	17,757	305,420
Cabaletta Bio, Inc.*	3,951	51,007
CareDx, Inc.*	7,681	65,289
Caribou Biosciences, Inc.*	8,021	34,089
Carisma Therapeutics, Inc.	4,111	36,053
Catalyst Pharmaceuticals, Inc.*	15,129	203,334
Celcuity, Inc.*	2,673	29,350
Celldex Therapeutics, Inc.*	7,264	246,468
Century Therapeutics, Inc.*	4,162	13,152
Cerevel Therapeutics Holdings, Inc.*	9,601	305,216
Chinook Therapeutics, Inc.*	8,984	345,165
Cogent Biosciences, Inc.*	10,682	126,475
Coherus Biosciences, Inc.*	12,767	54,515
Compass Therapeutics, Inc.*	14,159	45,026
Crinetics Pharmaceuticals, Inc.*	8,109	146,124
Cue Biopharma, Inc.*	5,402	19,717
Cullinan Oncology, Inc*	3,629	39,048
Cytokinetics, Inc.*	14,452	471,424
Day One Biopharmaceuticals, Inc.*	7,631	91,114
Deciphera Pharmaceuticals, Inc.*	7,879	110,936
Denali Therapeutics, Inc.*	18,320	540,623
Design Therapeutics, Inc.*	5,097	32,111
Disc Medicine, Inc.*	1,194	53,014
	Shares	Value ($)
Dynavax Technologies Corp.*	20,015	258,594
Dyne Therapeutics, Inc.*	6,591	74,149
Eagle Pharmaceuticals, Inc.*	1,464	28,460
Editas Medicine, Inc.*	10,994	90,481
Emergent BioSolutions, Inc.*	7,558	55,551
Enanta Pharmaceuticals, Inc.*	3,251	69,571
Entrada Therapeutics, Inc.*	3,310	50,113
EQRx, Inc.*	49,525	92,117
Erasca, Inc.*	12,652	34,920
Fate Therapeutics, Inc.*	12,699	60,447
Fennec Pharmaceuticals, Inc.*	2,792	24,653
FibroGen, Inc.*	14,082	38,021
Foghorn Therapeutics, Inc.*	2,986	21,021
Genelux Corp.*	420	13,742
Generation Bio Co.*	7,055	38,803
Geron Corp.*	77,181	247,751
Graphite Bio, Inc.*	4,419	11,489
Gritstone bio, Inc.*	13,654	26,625
Halozyme Therapeutics, Inc.*	20,624	743,908
Heron Therapeutics, Inc.*	15,592	18,087
HilleVax, Inc.*	3,285	56,469
Humacyte, Inc.*	10,506	30,047
Icosavax, Inc.*	4,264	42,342
Ideaya Biosciences, Inc.*	8,406	197,541
IGM Biosciences, Inc.*	1,804	16,651
Immuneering Corp. "A"*	3,141	31,850
ImmunityBio, Inc.*	17,239	47,924
ImmunoGen, Inc.*	37,612	709,738
Immunovant, Inc.*	8,359	158,570
Inhibrx, Inc.*	5,326	138,263
Inozyme Pharma, Inc.*	5,282	29,421
Insmed, Inc.*	20,482	432,170
Intellia Therapeutics, Inc.*	13,684	558,034
Intercept Pharmaceuticals, Inc.*	4,047	44,760
Iovance Biotherapeutics, Inc.*	32,232	226,913
Ironwood Pharmaceuticals, Inc.*	21,604	229,867
iTeos Therapeutics, Inc.*	4,023	53,265
IVERIC bio, Inc.*	21,415	842,466
Janux Therapeutics, Inc.*	2,549	30,257
KalVista Pharmaceuticals, Inc.*	4,051	36,459
Karyopharm Therapeutics, Inc.*	17,768	31,805
Keros Therapeutics, Inc.*	3,490	140,228
Kezar Life Sciences, Inc.*	11,179	27,389
Kiniksa Pharmaceuticals Ltd. "A"*	4,918	69,245
Kodiak Sciences, Inc.*	4,947	34,134
Krystal Biotech, Inc.*	3,371	395,755
Kura Oncology, Inc.*	10,352	109,524
Kymera Therapeutics, Inc.*	5,793	133,181
Larimar Therapeutics, Inc.*	3,960	12,395
Lexicon Pharmaceuticals, Inc.*	14,403	32,983
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Lineage Cell Therapeutics, Inc.*	19,932	28,104
Lyell Immunopharma, Inc.*	27,354	86,986
MacroGenics, Inc.*	9,200	49,220
Madrigal Pharmaceuticals, Inc.*	2,111	487,641
MannKind Corp.*	39,837	162,137
MeiraGTx Holdings PLC*	5,230	35,146
Merrimack Pharmaceuticals, Inc.*	1,609	19,791
Mersana Therapeutics, Inc.*	15,509	51,025
MiMedx Group, Inc.*	17,736	117,235
Mineralys Therapeutics, Inc.*	2,159	36,811
Mirum Pharmaceuticals, Inc.*	4,129	106,817
Monte Rosa Therapeutics, Inc.*	4,311	29,530
Morphic Holding, Inc.*	4,715	270,311
Myriad Genetics, Inc.*	12,577	291,535
Nkarta, Inc.*	4,700	10,293
Novavax, Inc.*	13,531	100,535
Nurix Therapeutics, Inc.*	7,155	71,478
Nuvalent, Inc. "A"*	3,715	156,662
Nuvectis Pharma, Inc.*	1,051	16,784
Ocean Biomedical, Inc.*	1,342	8,065
Olema Pharmaceuticals, Inc.*	4,154	37,511
Omega Therapeutics, Inc.*	3,788	21,213
Organogenesis Holdings, Inc.*	10,819	35,919
ORIC Pharmaceuticals, Inc.*	6,049	46,940
Outlook Therapeutics, Inc.*	25,422	44,234
Ovid therapeutics, Inc.*	9,195	30,160
PDS Biotechnology Corp.*	4,348	21,870
PepGen, Inc.*	1,572	14,054
PMV Pharmaceuticals, Inc.*	5,590	34,993
Point Biopharma Global, Inc.*	13,981	126,668
Poseida Therapeutics, Inc.*	10,662	18,765
Precigen, Inc.*	21,415	24,627
Prelude Therapeutics, Inc.*	1,577	7,097
Prime Medicine, Inc.*	6,120	89,658
ProKidney Corp.*	9,552	106,887
Protagonist Therapeutics, Inc.*	8,391	231,759
Protalix BioTherapeutics, Inc.*	8,708	17,416
Prothena Corp. PLC*	6,426	438,767
PTC Therapeutics, Inc.*	10,944	445,092
Rallybio Corp.*	4,728	26,760
RAPT Therapeutics, Inc.*	4,548	85,048
Recursion Pharmaceuticals, Inc. "A"*	21,427	160,060
REGENXBIO, Inc.*	6,313	126,197
Relay Therapeutics, Inc.*	13,987	175,677
Reneo Pharmaceuticals, Inc.*	1,506	9,879
Replimune Group, Inc.*	6,302	146,332
REVOLUTION Medicines, Inc.*	15,723	420,590
Rhythm Pharmaceuticals, Inc.*	7,966	131,359
	Shares	Value ($)
Rigel Pharmaceuticals, Inc.*	27,811	35,876
Rocket Pharmaceuticals, Inc.*	8,824	175,333
Sage Therapeutics, Inc.*	8,134	382,461
Sana Biotechnology, Inc.*	14,486	86,337
Sangamo Therapeutics, Inc.*	20,905	27,177
Savara, Inc.*	11,730	37,477
Scholar Rock Holding Corp.*	4,404	33,206
Selecta Biosciences, Inc.*	17,902	20,050
Seres Therapeutics, Inc.*	15,065	72,161
SpringWorks Therapeutics, Inc.*	9,028	236,714
Stoke Therapeutics, Inc.*	4,277	45,465
Summit Therapeutics, Inc.*	18,036	45,270
Sutro Biopharma, Inc.*	9,364	43,543
Syndax Pharmaceuticals, Inc.*	10,184	213,151
Tango Therapeutics, Inc.*	6,403	21,258
Tenaya Therapeutics, Inc.*	6,815	40,004
TG Therapeutics, Inc.*	21,277	528,521
Travere Therapeutics, Inc.*	11,296	173,507
Twist Bioscience Corp.*	8,949	183,097
Tyra Biosciences, Inc.*	2,162	36,819
UroGen Pharma Ltd.*	3,028	31,340
Vanda Pharmaceuticals, Inc.*	8,913	58,737
Vaxcyte, Inc.*	14,250	711,645
Vaxxinity, Inc. "A"*	6,675	16,821
Vera Therapeutics, Inc.*	5,225	83,861
Veracyte, Inc.*	11,282	287,353
Vericel Corp.*	7,381	277,304
Verve Therapeutics, Inc.*	7,868	147,525
Vigil Neuroscience, Inc.*	2,491	23,415
Viking Therapeutics, Inc.*	14,891	241,383
Vir Biotechnology, Inc.*	12,949	317,639
Viridian Therapeutics, Inc.*	6,538	155,539
Vor BioPharma, Inc.*	5,852	18,083
Voyager Therapeutics, Inc.*	4,913	56,254
X4 Pharmaceuticals, Inc.*	18,973	36,808
Xencor, Inc.*	9,120	227,726
XOMA Corp.*	1,133	21,402
Y-mAbs Therapeutics, Inc.*	5,581	37,895
Zentalis Pharmaceuticals, Inc.*	7,614	214,791
Zura Bio Ltd.*	1,143	9,373
Zymeworks, Inc.*	8,283	71,565
		28,002,409
Health Care Equipment & Supplies 3.4%
Accuray, Inc.*	14,471	56,003
Alphatec Holdings, Inc.*	11,965	215,131
AngioDynamics, Inc.*	5,622	58,637
Artivion, Inc.*	6,207	106,698
AtriCure, Inc.*	7,210	355,886
Atrion Corp.	214	121,060
Avanos Medical, Inc.*	7,248	185,259
Axogen, Inc.*	6,094	55,638
Axonics, Inc.*	7,570	382,058
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Beyond Air, Inc.*	3,968	16,904
Butterfly Network, Inc.*	21,729	49,977
Cerus Corp.*	27,766	68,304
ClearPoint Neuro, Inc.*	3,604	26,093
CONMED Corp.	4,750	645,477
Cutera, Inc.*	2,496	37,764
CVRx, Inc.*	1,721	26,572
Embecta Corp.	9,010	194,616
Glaukos Corp.*	7,265	517,341
Haemonetics Corp.*	7,805	664,518
Inari Medical, Inc.*	8,043	467,620
Inmode Ltd.*	12,002	448,275
Inogen, Inc.*	3,482	40,217
Integer Holdings Corp.*	5,181	459,088
iRadimed Corp.	1,171	55,904
iRhythm Technologies, Inc.*	4,761	496,667
KORU Medical Systems, Inc.*	5,398	18,623
Lantheus Holdings, Inc.*	10,552	885,524
LeMaitre Vascular, Inc.	3,114	209,510
LivaNova PLC*	8,466	435,406
Merit Medical Systems, Inc.*	8,804	736,367
Nano-X Imaging Ltd.*	7,123	110,335
Neogen Corp.*	33,619	731,213
Nevro Corp.*	5,482	139,352
NuVasive, Inc.*	8,262	343,617
Omnicell, Inc.*	6,927	510,312
OraSure Technologies, Inc.*	11,387	57,049
Orchestra BioMed Holdings, Inc.*	653	4,571
Orthofix Medical, Inc.*	5,447	98,373
OrthoPediatrics Corp.*	2,483	108,880
Outset Medical, Inc.*	7,669	167,721
Paragon 28, Inc.*	6,797	120,579
PROCEPT BioRobotics Corp.*	5,593	197,713
Pulmonx Corp.*	5,702	74,753
Pulse Biosciences, Inc.*	2,572	18,493
RxSight, Inc.*	4,193	120,758
Sanara Medtech, Inc.*	585	23,458
Semler Scientific, Inc.*	774	20,310
SI-BONE, Inc.*	5,381	145,179
Sight Sciences, Inc.*	3,137	25,974
Silk Road Medical, Inc.*	5,963	193,738
STAAR Surgical Co.*	7,472	392,803
Surmodics, Inc.*	2,096	65,626
Tactile Systems Technology, Inc.*	3,597	89,673
Tela Bio, Inc.*	2,481	25,132
TransMedics Group, Inc.*	4,917	412,930
Treace Medical Concepts, Inc.*	7,013	179,392
UFP Technologies, Inc.*	1,090	211,296
Utah Medical Products, Inc.	548	51,074
Varex Imaging Corp.*	6,080	143,306
Vicarious Surgical, Inc.*	10,942	20,024
ViewRay, Inc.*	24,069	8,477
	Shares	Value ($)
Zimvie, Inc.*	4,013	45,066
Zynex, Inc.*	3,406	32,664
		12,926,978
Health Care Providers & Services 2.7%
23andMe Holding Co. "A"*	38,935	68,136
Accolade, Inc.*	10,283	138,512
AdaptHealth Corp.*	11,178	136,036
Addus HomeCare Corp.*	2,462	228,227
Agiliti, Inc.*	4,599	75,884
AirSculpt Technologies, Inc.	1,863	16,059
Alignment Healthcare, Inc.*	13,324	76,613
AMN Healthcare Services, Inc.*	6,279	685,165
Apollo Medical Holdings, Inc.*	6,630	209,508
Aveanna Healthcare Holdings, Inc.*	5,986	10,116
Brookdale Senior Living, Inc.*	26,455	111,640
Cano Health, Inc.*	37,329	51,887
CareMax, Inc.*	11,674	36,306
Castle Biosciences, Inc.*	3,592	49,282
Community Health Systems, Inc.*	20,165	88,726
CorVel Corp.*	1,366	264,321
Cross Country Healthcare, Inc.*	5,307	149,021
Docgo, Inc.*	12,001	112,449
Enhabit, Inc.*	7,811	89,827
Fulgent Genetics, Inc.*	3,131	115,941
Guardant Health, Inc.*	17,244	617,335
HealthEquity, Inc.*	13,024	822,335
Hims & Hers Health, Inc.*	18,928	177,923
InfuSystem Holdings, Inc.*	2,808	27,041
Innovage Holding Corp.*	3,403	25,523
Invitae Corp.*	37,947	42,880
LifeStance Health Group, Inc.*	16,470	150,371
ModivCare, Inc.*	1,900	85,899
National HealthCare Corp.	1,979	122,342
National Research Corp.	2,169	94,373
NeoGenomics, Inc.*	19,677	316,209
OPKO Health, Inc.*	64,187	139,286
Option Care Health, Inc.*	26,343	855,884
Owens & Minor, Inc.*	11,683	222,444
P3 Health Partners, Inc.*	6,208	18,562
Patterson Companies, Inc.	13,598	452,270
Pediatrix Medical Group, Inc.*	13,002	184,758
PetIQ, Inc.*	4,056	61,530
Privia Health Group, Inc.*	10,479	273,607
Progyny, Inc.*	12,204	480,105
Quipt Home Medical Corp.*	6,263	33,444
RadNet, Inc.*	7,651	249,576
Select Medical Holdings Corp.	16,234	517,215
Surgery Partners, Inc.*	10,459	470,550
The Ensign Group, Inc.	8,435	805,205
The Joint Corp.*	2,391	32,279
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
The Pennant Group, Inc.*	4,477	54,978
U.S. Physical Therapy, Inc.	2,043	248,000
Viemed Healthcare, Inc.*	5,214	50,993
		10,346,573
Health Care Technology 0.6%
American Well Corp. "A"*	38,157	80,130
Computer Programs & Systems, Inc.*	2,115	52,219
Definitive Healthcare Corp.*	6,971	76,681
Evolent Health, Inc. "A"*	17,090	517,827
Health Catalyst, Inc.*	8,396	104,950
HealthStream, Inc.	3,823	93,893
Multiplan Corp.*	58,855	124,184
NextGen Healthcare, Inc.*	8,373	135,810
OptimizeRx Corp.*	2,439	34,853
Phreesia, Inc.*	7,907	245,196
Schrodinger, Inc.*	8,442	421,425
Sharecare, Inc.*	48,911	85,594
Simulations Plus, Inc.	2,467	106,895
Veradigm, Inc.*	16,894	212,865
		2,292,522
Life Sciences Tools & Services 0.5%
Adaptive Biotechnologies Corp.*	18,025	120,948
Akoya Biosciences, Inc.*	2,408	17,795
BioLife Solutions, Inc.*	5,324	117,660
Codexis, Inc.*	9,273	25,964
CryoPort, Inc.*	6,648	114,678
Cytek Biosciences, Inc.*	18,782	160,398
Harvard Bioscience, Inc.*	6,058	33,259
MaxCyte, Inc.*	14,155	64,972
Mesa Laboratories, Inc.	795	102,158
NanoString Technologies, Inc.*	7,023	28,443
Nautilus Biotechnology, Inc.*	7,810	30,225
OmniAb, Inc.*	14,311	71,984
Pacific Biosciences of California, Inc.*	39,100	520,030
Quanterix Corp.*	5,533	124,769
Quantum-Si, Inc.*	16,051	28,731
Seer, Inc.*	9,110	38,900
SomaLogic, Inc.*	22,759	52,573
		1,653,487
Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.*	10,759	111,571
Amneal Pharmaceuticals, Inc.*	18,922	58,658
Amphastar Pharmaceuticals, Inc.*	5,943	341,544
Amylyx Pharmaceuticals, Inc.*	7,923	170,899
ANI Pharmaceuticals, Inc.*	2,023	108,898
Arvinas, Inc.*	7,495	186,026
Assertio Holdings, Inc.*	8,488	46,005
Atea Pharmaceuticals, Inc.*	11,448	42,816
	Shares	Value ($)
Axsome Therapeutics, Inc.*	5,100	366,486
Biote Corp. "A"*	2,296	15,521
Bright Green Corp.*	9,613	9,709
Cara Therapeutics, Inc.*	8,323	23,554
Cassava Sciences, Inc.*	6,161	151,068
Citius Pharmaceuticals, Inc.*	19,107	22,928
Collegium Pharmaceutical, Inc.*	5,350	114,972
Corcept Therapeutics, Inc.*	12,383	275,522
CorMedix, Inc.*	6,904	27,374
Cymabay Therapeutics, Inc.*	15,224	166,703
DICE Therapeutics, Inc.*	6,002	278,853
Edgewise Therapeutics, Inc.*	6,631	51,390
Enliven Therapeutics, Inc.*	3,610	73,680
Evolus, Inc.*	6,447	46,870
Eyenovia, Inc.*	4,365	10,345
EyePoint Pharmaceuticals, Inc.*	4,546	39,550
Harmony Biosciences Holdings, Inc.*	5,095	179,293
Harrow Health, Inc.*	4,026	76,655
Ikena Oncology, Inc.*	3,322	21,792
Innoviva, Inc.*	9,430	120,044
Intra-Cellular Therapies, Inc.*	14,523	919,596
Ligand Pharmaceuticals, Inc.*	2,569	185,225
Liquidia Corp.*	7,251	56,920
Longboard Pharmaceuticals, Inc.*	2,430	17,836
Marinus Pharmaceuticals, Inc.*	7,718	83,817
NGM Biopharmaceuticals, Inc.*	7,149	18,516
Nuvation Bio, Inc.*	22,710	40,878
Ocular Therapeutix, Inc.*	12,401	63,989
Omeros Corp.*	9,449	51,403
Optinose, Inc.*	11,525	14,176
Pacira BioSciences, Inc.*	7,055	282,694
Phathom Pharmaceuticals, Inc.*	4,081	58,440
Phibro Animal Health Corp. "A"	3,404	46,635
Pliant Therapeutics, Inc.*	8,747	158,496
Prestige Consumer Healthcare, Inc.*	7,661	455,293
Reata Pharmaceuticals, Inc. "A"*	4,428	451,479
Revance Therapeutics, Inc.*	12,942	327,562
Scilex Holding Co.*	10,126	56,402
scPharmaceuticals, Inc.*	4,473	45,580
SIGA Technologies, Inc.	7,756	39,168
Supernus Pharmaceuticals, Inc.*	7,659	230,230
Taro Pharmaceutical Industries Ltd.*	1,245	47,223
Tarsus Pharmaceuticals, Inc.*	3,649	65,937
Terns Pharmaceuticals, Inc.*	6,651	58,196
Theravance Biopharma, Inc.*	9,353	96,804
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
Theseus Pharmaceuticals, Inc.*	3,155	29,436
Third Harmonic Bio, Inc.*	3,024	14,545
Trevi Therapeutics, Inc.*	6,548	15,650
Ventyx Biosciences, Inc.*	7,251	237,833
Verrica Pharmaceuticals, Inc.*	3,208	18,510
WaVe Life Sciences Ltd.*	9,163	33,353
Xeris Biopharma Holdings, Inc.*	20,745	54,352
Zevra Therapeutics, Inc.*	5,319	27,127
		7,442,027
Industrials 17.0%
Aerospace & Defense 1.0%
AAR Corp.*	5,367	309,998
Aerojet Rocketdyne Holdings, Inc.*	12,339	677,041
AeroVironment, Inc.*	3,897	398,585
AerSale Corp.*	3,814	56,066
Archer Aviation, Inc. "A"*	22,721	93,611
Astronics Corp.*	3,895	77,355
Cadre Holdings, Inc.	2,841	61,934
Ducommun, Inc.*	1,668	72,675
Eve Holding, Inc.*	2,836	29,721
Kaman Corp.	4,268	103,840
Kratos Defense & Security Solutions, Inc.*	19,301	276,776
Leonardo DRS, Inc.*	7,863	136,344
Moog, Inc. "A"	4,408	477,959
National Presto Industries, Inc.	775	56,730
Park Aerospace Corp.	3,048	42,062
Parsons Corp.*	6,377	306,989
Redwire Corp.*	1,296	3,305
Rocket Lab USA, Inc.*	43,380	260,280
Terran Orbital Corp.*	13,779	20,669
Triumph Group, Inc.*	9,704	120,038
V2X, Inc.*	1,810	89,704
Virgin Galactic Holdings, Inc.*	39,254	152,306
		3,823,988
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	8,695	164,075
Forward Air Corp.	4,021	426,668
Hub Group, Inc. "A"*	5,072	407,383
Radiant Logistics, Inc.*	6,260	42,067
		1,040,193
Building Products 1.7%
AAON, Inc.	7,006	664,239
American Woodmark Corp.*	2,602	198,715
Apogee Enterprises, Inc.	3,342	158,645
AZZ, Inc.	3,933	170,928
CSW Industrials, Inc.	2,391	397,360
Gibraltar Industries, Inc.*	4,786	301,135
Griffon Corp.	6,871	276,901
Insteel Industries, Inc.	2,946	91,680
	Shares	Value ($)
Janus International Group, Inc.*	12,875	137,247
JELD-WEN Holding, Inc.*	13,358	234,299
Masonite International Corp.*	3,433	351,677
Masterbrand, Inc.*	20,045	233,123
PGT Innovations, Inc.*	9,014	262,758
Quanex Building Products Corp.	5,076	136,291
Resideo Technologies, Inc.*	22,782	402,330
Simpson Manufacturing Co., Inc.	6,632	918,532
UFP Industries, Inc.	9,352	907,612
Zurn Elkay Water Solutions Corp. "C"	22,947	617,045
		6,460,517
Commercial Services & Supplies 1.4%
ABM Industries, Inc.	10,226	436,139
ACCO Brands Corp.	14,335	74,685
ACV Auctions, Inc. "A"*	19,738	340,875
Aris Water Solutions, Inc. "A"	4,667	48,163
BrightView Holdings, Inc.*	6,119	43,934
Casella Waste Systems, Inc. "A"*	8,675	784,654
CECO Environmental Corp.*	4,588	61,296
Cimpress PLC*	2,710	161,191
CompX International, Inc.	256	5,581
CoreCivic, Inc.*	17,665	166,228
Deluxe Corp.	6,945	121,399
Ennis, Inc.	3,826	77,974
Enviri Corp.*	12,018	118,618
Healthcare Services Group, Inc.	11,630	173,636
Heritage-Crystal Clean, Inc.*	2,383	90,053
HNI Corp.	7,193	202,699
Interface, Inc.	9,300	81,747
LanzaTech Global, Inc.*	3,243	22,150
Li-cycle Holdings Corp.*	20,856	115,751
Liquidity Services, Inc.*	3,782	62,403
Matthews International Corp. "A"	4,580	195,199
MillerKnoll, Inc.	11,617	171,699
Montrose Environmental Group, Inc.*	4,251	179,052
NL Industries, Inc.	1,654	9,147
OPENLANE, Inc.*	16,527	251,541
Performant Financial Corp.*	10,534	28,442
Pitney Bowes, Inc.	27,468	97,237
Quad Graphics, Inc.*	3,985	14,984
SP Plus Corp.*	2,976	116,391
Steelcase, Inc. "A"	13,926	107,369
The Brink's Co.	7,189	487,630
The GEO Group, Inc.*	18,302	131,042
UniFirst Corp.	2,311	358,228
Viad Corp.*	3,092	83,113
VSE Corp.	1,602	87,613
		5,507,863
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Construction & Engineering 1.5%
Ameresco, Inc. "A"*	5,007	243,491
API Group Corp.*	32,508	886,168
Arcosa, Inc.	7,490	567,517
Argan, Inc.	2,042	80,475
Bowman Consulting Group Ltd.*	1,553	49,510
Comfort Systems U.S.A., Inc.	5,488	901,130
Concrete Pumping Holdings, Inc.*	3,638	29,213
Construction Partners, Inc. "A"*	6,161	193,394
Dycom Industries, Inc.*	4,448	505,515
Fluor Corp.*	22,033	652,177
Granite Construction, Inc.	6,911	274,920
Great Lakes Dredge & Dock Corp.*	9,865	80,498
IES Holdings, Inc.*	1,268	72,124
INNOVATE Corp.*	7,312	12,796
Limbach Holdings, Inc.*	1,418	35,067
MYR Group, Inc.*	2,526	349,447
Northwest Pipe Co.*	1,451	43,878
Primoris Services Corp.	8,292	252,657
Southland Holdings, Inc.*	574	4,713
Sterling Infrastructure, Inc.*	4,624	258,019
Tutor Perini Corp.*	6,356	45,445
		5,538,154
Electrical Equipment 1.6%
Allied Motion Technologies, Inc.	2,146	85,711
Amprius Technologies, Inc.*	844	6,060
Array Technologies, Inc.*	23,556	532,366
Atkore, Inc.*	6,165	961,370
Babcock & Wilcox Enterprises, Inc.*	9,633	56,835
Blink Charging Co.*	6,727	40,295
Bloom Energy Corp. "A"*	29,909	489,012
Encore Wire Corp.	2,589	481,373
Energy Vault Holdings, Inc.*	15,322	41,829
EnerSys	6,390	693,443
Enovix Corp.*	21,238	383,133
Eos Energy Enterprises, Inc.*	16,805	72,934
Ess Tech, Inc.*	14,917	21,928
Fluence Energy, Inc.*	6,112	162,824
FTC Solar, Inc.*	10,079	32,454
FuelCell Energy, Inc.*	63,591	137,357
GrafTech International, Ltd.	30,465	153,544
LSI Industries, Inc.	4,035	50,680
NEXTracker, Inc. "A"*	4,858	193,397
NuScale Power Corp.*	8,556	58,181
Powell Industries, Inc.	1,438	87,128
Preformed Line Products Co.	404	63,064
SES AI Corp.*	19,435	47,421
Shoals Technologies Group, Inc. "A"*	26,605	680,024
SKYX Platforms Corp.*	8,938	23,775
	Shares	Value ($)
Stem, Inc.*	22,039	126,063
SunPower Corp.*	13,570	132,986
Thermon Group Holdings, Inc.*	5,229	139,091
TPI Composites, Inc.*	6,530	67,716
Vicor Corp.*	3,463	187,002
		6,208,996
Ground Transportation 0.5%
ArcBest Corp.	3,771	372,575
Covenant Logistics Group, Inc.	1,274	55,839
Daseke, Inc.*	6,773	48,291
FTAI Infrastructure, Inc.	15,597	57,553
Heartland Express, Inc.	7,369	120,925
Marten Transport Ltd.	9,111	195,887
P.A.M. Transportation Services, Inc.*	1,054	28,216
RXO, Inc.*	17,972	407,425
TuSimple Holdings, Inc. "A"*	25,708	42,675
U.S. Xpress Enterprises, Inc. "A"*	4,816	29,570
Universal Logistics Holdings, Inc.	1,097	31,605
Werner Enterprises, Inc.	9,832	434,378
		1,824,939
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,967	74,897
Machinery 3.7%
374Water, Inc.*	9,195	21,976
3D Systems Corp.*	19,924	197,845
Alamo Group, Inc.	1,549	284,877
Albany International Corp. "A"	4,860	453,341
Astec Industries, Inc.	3,606	163,857
Barnes Group, Inc.	7,657	323,049
Berkshire Grey, Inc.*	10,138	14,295
Blue Bird Corp.*	2,770	62,270
Chart Industries, Inc.*	6,548	1,046,305
CIRCOR International, Inc.*	2,832	159,866
Columbus McKinnon Corp.	4,422	179,754
Commercial Vehicle Group, Inc.*	5,085	56,443
Desktop Metal, Inc. "A"* (b)	43,595	77,163
Douglas Dynamics, Inc.	3,578	106,911
Energy Recovery, Inc.*	8,696	243,053
Enerpac Tool Group Corp.	8,987	242,649
EnPro Industries, Inc.	3,278	437,711
ESCO Technologies, Inc.	3,981	412,551
Federal Signal Corp.	9,290	594,839
Franklin Electric Co., Inc.	7,133	733,986
Gencor Industries, Inc.*	1,639	25,536
Gorman-Rupp Co.	3,638	104,884
Greenbrier Companies, Inc.	4,972	214,293
Helios Technologies, Inc.	5,080	335,737
Hillenbrand, Inc.	10,702	548,799
Hillman Solutions Corp.*	26,671	240,306
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Hyliion Holdings Corp.*	23,005	38,418
Hyster-Yale Materials Handling, Inc.	1,681	93,867
John Bean Technologies Corp.	4,928	597,766
Kadant, Inc.	1,809	401,779
Kennametal, Inc.	12,382	351,525
Lindsay Corp.	1,735	207,055
Luxfer Holdings PLC	4,237	60,293
Mayville Engineering Co., Inc.*	1,757	21,892
Microvast Holdings, Inc.*	16,638	26,621
Miller Industries, Inc.	1,713	60,760
Mueller Industries, Inc.	8,705	759,772
Mueller Water Products, Inc. "A"	23,935	388,465
Nikola Corp.* (b)	92,881	128,176
Omega Flex, Inc.	535	55,522
Park-Ohio Holdings Corp.	1,306	24,814
Proterra, Inc.*	31,561	37,873
Proto Labs, Inc.*	4,140	144,734
REV Group, Inc.	5,179	68,674
Shyft Group, Inc.	5,297	116,852
SPX Technologies, Inc.*	6,886	585,103
Standex International Corp.	1,851	261,861
Tennant Co.	2,902	235,381
Terex Corp.	10,413	623,010
The Manitowoc Co., Inc.*	5,315	100,081
Titan International, Inc.*	8,215	94,308
Trinity Industries, Inc.	12,534	322,249
Velo3D, Inc.*	13,864	29,946
Wabash National Corp.	7,436	190,659
Watts Water Technologies, Inc. "A"	4,230	777,178
		14,086,930
Marine Transportation 0.3%
Costamare, Inc.	7,109	68,744
Eagle Bulk Shipping, Inc.	2,180	104,727
Eneti, Inc.	3,742	45,316
Genco Shipping & Trading Ltd.	6,333	88,852
Golden Ocean Group Ltd.	19,529	147,444
Himalaya Shipping Ltd.*	4,191	23,302
Matson, Inc.	5,497	427,282
Pangaea Logistics Solutions Ltd.	5,472	37,045
Safe Bulkers, Inc.	12,052	39,289
		982,001
Passenger Airlines 0.6%
Allegiant Travel Co.*	2,475	312,543
Blade Air Mobility, Inc.*	9,256	36,469
Frontier Group Holdings, Inc.*	6,268	60,611
Hawaiian Holdings, Inc.*	8,127	87,528
JetBlue Airways Corp.*	51,554	456,768
Joby Aviation, Inc.*	43,288	444,135
SkyWest, Inc.*	7,479	304,545
	Shares	Value ($)
Spirit Airlines, Inc.	17,012	291,926
Sun Country Airlines Holdings, Inc.*	5,829	131,036
		2,125,561
Professional Services 2.4%
Alight, Inc. "A"*	61,663	569,766
ASGN, Inc.*	7,472	565,107
Asure Software, Inc.*	2,905	35,325
Barrett Business Services, Inc.	1,007	87,810
Blacksky Technology, Inc.*	18,235	40,482
CBIZ, Inc.*	7,478	398,428
Conduent, Inc.*	27,095	92,123
CRA International, Inc.	1,048	106,896
CSG Systems International, Inc.	4,889	257,846
ExlService Holdings, Inc.*	5,014	757,415
Exponent, Inc.	7,858	733,309
First Advantage Corp.*	8,582	132,249
FiscalNote Holdings, Inc.*	9,652	35,133
Forrester Research, Inc.*	1,716	49,918
Franklin Covey Co.*	1,824	79,672
Heidrick & Struggles International, Inc.	2,982	78,933
HireQuest, Inc.	827	21,527
HireRight Holdings Corp.*	2,355	26,635
Huron Consulting Group, Inc.*	2,956	250,994
IBEX Holdings Ltd.*	1,647	34,966
ICF International, Inc.	2,876	357,746
Innodata, Inc.*	3,892	44,096
Insperity, Inc.	5,665	673,908
Kelly Services, Inc. "A"	5,110	89,987
Kforce, Inc.	2,968	185,975
Korn Ferry	8,082	400,382
Legalzoom.com, Inc.*	16,175	195,394
Maximus, Inc.	9,423	796,338
Mistras Group, Inc.*	3,315	25,592
NV5 Global, Inc.*	2,092	231,731
Planet Labs PBC*	28,905	93,074
Resources Connection, Inc.	5,033	79,068
Skillsoft Corp.*	11,774	14,600
Sterling Check Corp.*	3,576	43,842
TriNet Group, Inc.*	5,831	553,770
TrueBlue, Inc.*	4,745	84,034
TTEC Holdings, Inc.	3,083	104,329
Upwork, Inc.*	18,841	175,975
Verra Mobility Corp.*	21,841	430,704
Willdan Group, Inc.*	1,773	33,971
		8,969,050
Trading Companies & Distributors 2.0%
Alta Equipment Group, Inc.	2,983	51,695
Applied Industrial Technologies, Inc.	5,987	867,097
Beacon Roofing Supply, Inc.*	7,579	628,905
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
BlueLinx Holdings, Inc.*	1,378	129,229
Boise Cascade Co.	6,165	557,008
Custom Truck One Source, Inc.*	8,760	59,042
Distribution Solutions Group, Inc.*	704	36,650
DXP Enterprises, Inc.*	2,320	84,471
EVI Industries, Inc.*	736	16,192
FTAI Aviation Ltd.	15,482	490,160
GATX Corp.	5,502	708,328
Global Industrial Co.	2,083	57,845
GMS, Inc.*	6,450	446,340
H&E Equipment Services, Inc.	5,018	229,574
Herc Holdings, Inc.	4,381	599,540
Hudson Technologies, Inc.*	6,658	64,050
Karat Packaging, Inc.	762	13,907
McGrath RentCorp.	3,816	352,904
MRC Global, Inc.*	13,371	134,646
NOW, Inc.*	17,330	179,539
Rush Enterprises, Inc. "A"	6,491	394,263
Rush Enterprises, Inc. "B"	989	67,311
Textainer Group Holdings Ltd.	6,785	267,193
Titan Machinery, Inc.*	3,205	94,548
Transcat, Inc.*	1,127	96,144
Triton International Ltd.	8,462	704,546
Veritiv Corp.	2,015	253,104
Willis Lease Finance Corp.*	452	17,687
Xometry, Inc. "A"*	5,266	111,534
		7,713,452
Information Technology 13.5%
Communications Equipment 0.8%
ADTRAN Holdings, Inc.	12,291	129,424
Aviat Networks, Inc.*	1,765	58,898
Calix, Inc.*	9,126	455,479
Cambium Networks Corp.*	2,026	30,836
Clearfield, Inc.*	2,039	96,547
CommScope Holding Co., Inc.*	32,732	184,281
Comtech Telecommunications Corp.	4,253	38,872
Digi International, Inc.*	5,465	215,266
DZS, Inc.*	3,116	12,371
Extreme Networks, Inc.*	19,677	512,586
Harmonic, Inc.*	16,992	274,761
Infinera Corp.*	31,123	150,324
KVH Industries, Inc.*	2,703	24,705
NETGEAR, Inc.*	4,531	64,159
NetScout Systems, Inc.*	10,582	327,513
Ribbon Communications, Inc.*	13,542	37,782
Viavi Solutions, Inc.*	34,974	396,255
		3,010,059
Electronic Equipment, Instruments & Components 2.8%
908 Devices, Inc.*	3,218	22,075
	Shares	Value ($)
Advanced Energy Industries, Inc.	5,817	648,305
Aeva Technologies, Inc.*	10,846	13,558
Akoustis Technologies, Inc.*	10,563	33,590
Arlo Technologies, Inc.*	13,564	147,983
Badger Meter, Inc.	4,559	672,726
Bel Fuse, Inc. "B"	1,609	92,373
Belden, Inc.	6,572	628,612
Benchmark Electronics, Inc.	5,536	142,995
Climb Global Solutions, Inc.	634	30,343
CTS Corp.	4,818	205,391
Daktronics, Inc.*	6,032	38,605
ePlus, Inc.*	4,147	233,476
Evolv Technologies Holdings, Inc.*	17,459	104,754
Fabrinet*	5,703	740,706
FARO Technologies, Inc.*	3,256	52,747
Insight Enterprises, Inc.*	4,446	650,628
Iteris, Inc.*	6,498	25,732
Itron, Inc.*	7,044	507,872
Kimball Electronics, Inc.*	3,660	101,126
Knowles Corp.*	14,034	253,454
Lightwave Logic, Inc.*	17,659	123,083
Luna Innovations, Inc.*	4,968	45,308
Methode Electronics, Inc.	5,535	185,533
MicroVision, Inc.*	26,782	122,662
Mirion Technologies, Inc.*	31,090	262,711
Napco Security Technologies, Inc.	4,943	171,275
nLight, Inc.*	6,789	104,686
Novanta, Inc.*	5,555	1,022,675
OSI Systems, Inc.*	2,474	291,511
PAR Technology Corp.*	4,052	133,432
PC Connection, Inc.	1,786	80,549
Plexus Corp.*	4,237	416,243
Presto Automation, Inc.*	879	4,588
Richardson Electronics Ltd.	1,823	30,080
Rogers Corp.*	2,688	435,268
Sanmina Corp.*	8,967	540,441
ScanSource, Inc.*	3,995	118,092
SmartRent, Inc.*	28,657	109,756
Tingo Group, Inc.*	19,275	23,323
TTM Technologies, Inc.*	15,724	218,564
Vishay Intertechnology, Inc.	20,012	588,353
Vishay Precision Group, Inc.*	1,894	70,362
Vuzix Corp.*	8,950	45,645
		10,491,191
IT Services 0.5%
BigBear.ai Holdings, Inc.*	4,361	10,248
BigCommerce Holdings, Inc.Series 1*	10,748	106,943
Brightcove, Inc.*	6,293	25,235
CXApp, Inc.*	294	3,211
DigitalOcean Holdings, Inc.*	9,831	394,616
Fastly, Inc. "A"*	18,390	290,010
Grid Dynamics Holdings, Inc.*	8,804	81,437
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
Information Services Group, Inc.	5,892	31,581
Perficient, Inc.*	5,328	443,982
Rackspace Technology, Inc.*	12,395	33,714
Squarespace, Inc. "A"*	6,951	219,235
The Hackett Group, Inc.	3,832	85,645
Thoughtworks Holding, Inc.*	14,400	108,720
Tucows, Inc. "A"*	1,493	41,416
Unisys Corp.*	10,668	42,459
		1,918,452
Semiconductors & Semiconductor Equipment 3.3%
Acm Research, Inc. "A"*	7,217	94,398
Aehr Test Systems*	4,011	165,454
Alpha & Omega Semiconductor Ltd.*	3,627	118,966
Ambarella, Inc.*	5,674	474,744
Amkor Technology, Inc.	15,959	474,780
Atomera, Inc.*	2,972	26,064
Axcelis Technologies, Inc.*	5,058	927,283
CEVA, Inc.*	3,481	88,940
Cohu, Inc.*	7,294	303,139
Credo Technology Group Holding Ltd.*	14,982	259,788
Diodes, Inc.*	7,027	649,927
FormFactor, Inc.*	11,892	406,944
Ichor Holdings Ltd.*	4,421	165,787
Impinj, Inc.*	3,568	319,871
indie Semiconductor, Inc. "A"*	21,445	201,583
inTEST Corp.*	1,641	43,093
Kulicke & Soffa Industries, Inc.	8,605	511,567
MACOM Technology Solutions Holdings, Inc.*	8,382	549,272
Maxeon Solar Technologies Ltd.*	3,937	110,866
MaxLinear, Inc.*	11,597	366,001
Navitas Semiconductor Corp.*	15,852	167,080
NVE Corp.	731	71,229
Onto Innovation, Inc.*	7,608	886,104
PDF Solutions, Inc.*	4,788	215,939
Photronics, Inc.*	9,482	244,541
Power Integrations, Inc.	8,785	831,676
Rambus, Inc.*	16,901	1,084,537
Semtech Corp.*	9,760	248,490
Silicon Laboratories, Inc.*	4,902	773,241
SiTime Corp.*	2,668	314,744
SkyWater Technology, Inc.*	2,807	26,442
SMART Global Holdings, Inc.*	7,479	216,966
Synaptics, Inc.*	6,137	523,977
Transphorm, Inc.*	4,330	14,722
Ultra Clean Holdings, Inc.*	6,912	265,836
Veeco Instruments, Inc.*	7,990	205,183
		12,349,174
	Shares	Value ($)
Software 5.4%
8x8, Inc.*	16,801	71,068
A10 Networks, Inc.	10,719	156,390
ACI Worldwide, Inc.*	16,822	389,766
Adeia, Inc.	16,577	182,513
Agilysys, Inc.*	3,139	215,461
Alarm.com Holdings, Inc.*	7,402	382,535
Alkami Technology, Inc.*	6,090	99,815
Altair Engineering, Inc. "A"*	8,325	631,368
American Software, Inc. "A"	5,096	53,559
Amplitude, Inc. "A"*	10,499	115,489
Appfolio, Inc. "A"*	2,971	511,428
Appian Corp. "A"*	6,357	302,593
Applied Digital Corp.*	10,573	98,858
Asana, Inc. "A"*	12,321	271,555
Aurora Innovation, Inc.*	47,179	138,706
Avepoint, Inc.*	23,705	136,541
Bit Digital, Inc.*	11,224	45,569
Blackbaud, Inc.*	6,744	480,038
Blackline, Inc.*	8,749	470,871
Box, Inc. "A"*	21,910	643,716
Braze, Inc. "A"*	5,345	234,058
C3.ai, Inc. "A"*	9,092	331,222
Cerence, Inc.*	6,354	185,727
Cipher Mining, Inc.*	6,948	19,871
Cleanspark, Inc.*	12,409	53,235
Clear Secure, Inc. "A"	12,924	299,449
CommVault Systems, Inc.*	6,945	504,346
Consensus Cloud Solutions, Inc.*	3,068	95,108
CoreCard Corp.*	1,096	27,795
Couchbase, Inc.*	5,264	83,276
CS Disco, Inc.*	3,737	30,718
Digimarc Corp.*	2,086	61,412
Digital Turbine, Inc.*	14,661	136,054
Domo, Inc. "B"*	4,934	72,332
E2open Parent Holdings, Inc.*	30,430	170,408
Ebix, Inc.	4,134	104,177
eGain Corp.*	2,965	22,208
Enfusion, Inc. "A"*	3,892	43,668
EngageSmart, Inc.*	7,497	143,118
Envestnet, Inc.*	7,763	460,734
Everbridge, Inc.*	6,323	170,089
EverCommerce, Inc.*	3,871	45,833
Expensify, Inc. "A"*	8,555	68,269
ForgeRock, Inc. "A"*	7,321	150,373
Freshworks, Inc. "A"*	25,116	441,539
Instructure Holdings, Inc.*	2,992	75,279
Intapp, Inc.*	2,416	101,255
InterDigital, Inc.	4,183	403,869
Jamf Holding Corp.*	10,806	210,933
Kaltura, Inc.*	12,861	27,265
LivePerson, Inc.*	9,999	45,195
LiveRamp Holdings, Inc.*	9,973	284,829
Livevox Holdings, Inc.*	4,764	13,101
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Marathon Digital Holdings, Inc.*	26,142	362,328
Matterport, Inc.*	38,966	122,743
MeridianLink, Inc.*	4,032	83,866
MicroStrategy, Inc. "A"*	1,715	587,250
Mitek Systems, Inc.*	6,777	73,463
Model N, Inc.*	5,866	207,422
N-able, Inc.*	10,991	158,380
NextNav, Inc.*	8,270	24,314
Olo, Inc. "A"*	16,031	103,560
ON24, Inc.	5,006	40,649
OneSpan, Inc.*	6,439	95,555
PagerDuty, Inc.*	13,232	297,455
PowerSchool Holdings, Inc. "A"*	8,672	165,982
Progress Software Corp.	6,772	393,453
PROS Holdings, Inc.*	6,915	212,982
Q2 Holdings, Inc.*	8,765	270,838
Qualys, Inc.*	5,752	742,986
Rapid7, Inc.*	9,307	421,421
Red Violet, Inc.*	1,699	34,948
Rimini Street, Inc.*	8,204	39,297
Riot Platforms, Inc.*	24,858	293,822
Sapiens International Corp. NV	4,894	130,180
SEMrush Holdings, Inc. "A"*	4,843	46,348
Solarwinds Corp.*	7,816	80,192
SoundHound AI, Inc. "A"*	21,790	99,144
SoundThinking, Inc.*	1,538	33,621
Sprinklr, Inc. "A"*	13,456	186,096
Sprout Social, Inc. "A"*	7,402	341,676
SPS Commerce, Inc.*	5,673	1,089,556
Tenable Holdings, Inc.*	17,703	770,966
Terawulf, Inc.*	8,108	14,189
Varonis Systems, Inc.*	16,844	448,893
Verint Systems, Inc.*	9,788	343,167
Veritone, Inc.*	4,002	15,688
Viant Technology, Inc. "A"*	2,650	12,217
Weave Communications, Inc.*	5,061	56,228
Workiva, Inc.*	7,582	770,786
Xperi, Inc.*	6,290	82,713
Yext, Inc.*	16,554	187,226
Zeta Global Holdings Corp. "A"*	20,811	177,726
Zuora, Inc. "A"*	19,155	210,130
		20,344,040
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc.*	5,252	133,926
Composecure, Inc.*	2,580	17,699
Corsair Gaming, Inc.*	5,735	101,739
CPI Card Group, Inc.*	677	15,740
Eastman Kodak Co.*	8,309	38,388
Immersion Corp.	4,697	33,255
Intevac, Inc.*	3,996	14,985
	Shares	Value ($)
IonQ, Inc.*	24,896	336,843
Super Micro Computer, Inc.*	7,192	1,792,607
Turtle Beach Corp.*	2,545	29,649
Xerox Holding Corp.	17,880	266,233
		2,781,064
Materials 4.5%
Chemicals 2.0%
AdvanSix, Inc.	4,083	142,823
American Vanguard Corp.	4,134	73,875
Amyris, Inc.*	34,542	35,578
Aspen Aerogels, Inc.*	7,886	62,221
Avient Corp.	14,045	574,440
Balchem Corp.	4,960	668,658
Cabot Corp.	8,595	574,920
Chase Corp.	1,194	144,737
Core Molding Technologies, Inc.*	1,251	28,460
Danimer Scientific, Inc.*	12,324	29,331
Diversey Holdings Ltd.*	12,022	100,865
Ecovyst, Inc.*	14,853	170,215
FutureFuel Corp.	4,460	39,471
H.B. Fuller Co.	8,367	598,324
Hawkins, Inc.	2,983	142,259
Ingevity Corp.*	5,769	335,525
Innospec, Inc.	3,861	387,799
Intrepid Potash, Inc.*	1,621	36,780
Koppers Holdings, Inc.	3,105	105,880
Kronos Worldwide, Inc.	3,387	29,569
Livent Corp.* (b)	28,028	768,808
LSB Industries, Inc.*	8,561	84,326
Mativ Holdings, Inc.	8,335	126,025
Minerals Technologies, Inc.	5,017	289,431
Origin Materials, Inc.*	16,088	68,535
Orion SA	8,729	185,229
Perimeter Solutions SA*	24,451	150,374
PureCycle Technologies, Inc.*	18,067	193,136
Quaker Chemical Corp.	2,161	421,179
Rayonier Advanced Materials, Inc.*	9,680	41,430
Sensient Technologies Corp.	6,479	460,851
Stepan Co.	3,298	315,157
Trinseo PLC	5,227	66,226
Tronox Holdings PLC	18,108	230,153
Valhi, Inc.	300	3,855
		7,686,445
Construction Materials 0.3%
Knife River Corp.*	7,914	344,259
Summit Materials, Inc. "A"*	18,448	698,257
United States Lime & Minerals, Inc.	300	62,667
		1,105,183
Containers & Packaging 0.3%
Greif, Inc. "A"	3,846	264,951
Greif, Inc. "B"	801	61,877
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Myers Industries, Inc.	5,536	107,565
O-I Glass, Inc*	23,967	511,216
Pactiv Evergreen, Inc.	5,940	44,966
Ranpak Holdings Corp.*	6,325	28,589
TriMas Corp.	6,427	176,678
		1,195,842
Metals & Mining 1.8%
5E Advanced Materials, Inc.*	6,744	22,120
Alpha Metallurgical Resources, Inc.	2,009	330,199
Arconic Corp.*	15,335	453,609
ATI, Inc.*	20,077	888,006
Caledonia Mining Corp. PLC	2,382	27,679
Carpenter Technology Corp.	7,475	419,572
Century Aluminum Co.*	8,363	72,925
Coeur Mining, Inc.*	49,438	140,404
Commercial Metals Co.	18,120	954,199
Compass Minerals International, Inc.	5,313	180,642
Constellium SE*	19,536	336,019
Contango ORE, Inc.*	561	14,294
Dakota Gold Corp.*	8,704	25,416
Haynes International, Inc.	1,942	98,692
Hecla Mining Co.	93,034	479,125
i-80 Gold Corp.*	29,731	66,895
Ivanhoe Electric, Inc.*	8,623	112,444
Kaiser Aluminum Corp.	2,518	180,390
Materion Corp.	3,193	364,641
NioCorp. Developments Ltd.*	771	3,878
Novagold Resources, Inc.*	37,754	150,639
Olympic Steel, Inc.	1,540	75,460
Perpetua Resources Corp.*	5,823	21,370
Piedmont Lithium, Inc.*	2,773	160,030
PolyMet Mining Corp.*	3,652	2,885
Ramaco Resources, Inc. "A"	3,684	31,093
Ramaco Resources, Inc. "B"*	737	7,817
Ryerson Holding Corp.	3,487	151,266
Schnitzer Steel Industries, Inc. "A"	3,951	118,491
SunCoke Energy, Inc.	13,013	102,412
TimkenSteel Corp.*	6,770	146,029
Tredegar Corp.	4,170	27,814
Warrior Met Coal, Inc.	7,946	309,497
Worthington Industries, Inc.	4,793	332,970
		6,808,922
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,669	83,593
Glatfelter Corp.	7,634	23,055
Sylvamo Corp.	5,621	227,369
		334,017
Real Estate 6.0%
Diversified REITs 0.6%
Alexander & Baldwin, Inc.	11,182	207,762
	Shares	Value ($)
Alpine Income Property Trust, Inc.	1,981	32,191
American Assets Trust, Inc.	7,560	145,152
Armada Hoffler Properties, Inc.	10,273	119,989
Broadstone Net Lease, Inc.	29,272	451,960
CTO Realty Growth, Inc.	3,360	57,590
Empire State Realty Trust, Inc. "A"	20,503	153,567
Essential Properties Realty Trust, Inc.	23,234	546,928
Gladstone Commercial Corp.	6,259	77,424
Global Net Lease, Inc.	16,325	167,821
NexPoint Diversified Real Estate Trust	4,798	60,071
One Liberty Properties, Inc.	2,648	53,807
Star Holdings*	1,758	25,790
		2,100,052
Health Care REITs 0.6%
CareTrust REIT, Inc.	15,547	308,763
Community Healthcare Trust, Inc.	4,017	132,641
Diversified Healthcare Trust	36,212	81,477
Global Medical REIT, Inc.	9,328	85,165
LTC Properties, Inc.	6,353	209,776
National Health Investors, Inc.	6,517	341,621
Physicians Realty Trust	37,024	517,966
Sabra Health Care REIT, Inc.	36,069	424,532
Universal Health Realty Income Trust	2,046	97,349
		2,199,290
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	33,288	502,982
Braemar Hotels & Resorts, Inc.	9,986	40,144
Chatham Lodging Trust	7,282	68,159
DiamondRock Hospitality Co.	32,347	259,099
Hersha Hospitality Trust "A"	4,795	29,202
Pebblebrook Hotel Trust	19,131	266,686
RLJ Lodging Trust	24,732	253,998
Ryman Hospitality Properties, Inc.	8,963	832,842
Service Properties Trust	25,309	219,935
Summit Hotel Properties, Inc.	16,063	104,570
Sunstone Hotel Investors, Inc.	32,602	329,932
Xenia Hotels & Resorts, Inc.	17,557	216,127
		3,123,676
Industrial REITs 0.4%
Innovative Industrial Properties, Inc.	4,330	316,133
LXP Industrial Trust	45,057	439,306
Plymouth Industrial REIT, Inc.	6,735	155,040
Terreno Realty Corp.	12,748	766,155
		1,676,634
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Office REITs 0.7%
Brandywine Realty Trust	27,039	125,731
City Office REIT, Inc.	6,317	35,186
Corporate Office Properties Trust	17,483	415,221
Douglas Emmett, Inc.	26,405	331,911
Easterly Government Properties, Inc.	14,286	207,147
Equity Commonwealth	16,143	327,057
Hudson Pacific Properties, Inc.	21,575	91,047
JBG SMITH Properties	17,347	260,899
Office Properties Income Trust	7,334	56,472
Orion Office REIT, Inc.	8,668	57,296
Paramount Group, Inc.	29,283	129,724
Peakstone Realty Trust	4,321	120,642
Piedmont Office Realty Trust, Inc. "A"	19,446	141,372
Postal Realty Trust, Inc. "A"	2,878	42,335
SL Green Realty Corp.	10,198	306,450
		2,648,490
Real Estate Management & Development 0.7%
American Realty Investors, Inc.*	100	2,178
Anywhere Real Estate, Inc.*	16,312	108,964
Compass, Inc. "A"*	46,431	162,509
Cushman & Wakefield PLC*	26,000	212,680
DigitalBridge Group, Inc.	25,245	371,354
Douglas Elliman, Inc.	11,619	25,795
eXp World Holdings, Inc.	10,667	216,327
Forestar Group, Inc.*	2,906	65,530
FRP Holdings, Inc.*	1,077	62,003
Kennedy-Wilson Holdings, Inc.	18,672	304,914
Marcus & Millichap, Inc.	3,753	118,257
Maui Land & Pineapple Co., Inc.*	1,228	17,487
Newmark Group, Inc. "A"	20,572	127,958
Opendoor Technologies, Inc.*	84,946	341,483
RE/MAX Holdings, Inc. "A"	2,616	50,384
Redfin Corp.*	16,451	204,321
Stratus Properties, Inc.	861	22,601
Tejon Ranch Co.*	3,236	55,692
The RMR Group, Inc. "A"	2,453	56,836
The St. Joe Co.	5,298	256,105
Transcontinental Realty Investors, Inc.*	316	11,575
		2,794,953
Residential REITs 0.5%
Apartment Investment and Management Co. "A"	22,668	193,131
BRT Apartments Corp.	1,764	34,927
Centerspace	2,337	143,398
Clipper Realty, Inc.	1,682	9,537
Elme Communities	13,436	220,888
	Shares	Value ($)
Independence Realty Trust, Inc.	34,944	636,680
NexPoint Residential Trust, Inc.	3,476	158,089
UMH Properties, Inc.	8,372	133,785
Veris Residential, Inc. *	12,369	198,522
		1,728,957
Retail REITs 1.2%
Acadia Realty Trust	14,413	207,403
Alexander's, Inc.	343	63,064
Cbl & Associates Properties, Inc.	4,032	88,865
Getty Realty Corp.	6,923	234,136
Inventrust Properties Corp.	10,492	242,785
Kite Realty Group Trust	33,732	753,573
Necessity Retail REIT, Inc.	20,986	141,865
NETSTREIT Corp.	9,619	171,892
Phillips Edison & Co., Inc.	18,348	625,300
Retail Opportunity Investments Corp.	18,931	255,758
RPT Realty	13,278	138,755
Saul Centers, Inc.	1,880	69,240
SITE Centers Corp.	29,457	389,422
Tanger Factory Outlet Centers, Inc.	15,721	346,962
The Macerich Co.	33,629	378,999
Urban Edge Properties	17,638	272,154
Urstadt Biddle Properties, Inc. "A"	4,390	93,331
Whitestone REIT	7,547	73,206
		4,546,710
Specialized REITs 0.5%
Farmland Partners, Inc.	7,635	93,223
Four Corners Property Trust, Inc.	13,528	343,611
Gladstone Land Corp.	5,143	83,677
Outfront Media, Inc.	23,113	363,336
PotlatchDeltic Corp.	12,289	649,474
Safehold, Inc.	4,638	110,060
Uniti Group, Inc.	36,962	170,764
		1,814,145
Utilities 3.0%
Electric Utilities 0.7%
ALLETE, Inc.	8,995	521,440
Genie Energy Ltd. "B"	3,046	43,070
MGE Energy, Inc.	5,677	449,108
Otter Tail Corp.	6,421	507,002
PNM Resources, Inc.	13,375	603,213
Portland General Electric Co.	15,059	705,213
		2,829,046
Gas Utilities 1.0%
Brookfield Infrastructure Corp. "A"	15,330	698,741
Chesapeake Utilities Corp.	2,730	324,870
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

	Shares	Value ($)
New Jersey Resources Corp.	15,093	712,390
Northwest Natural Holding Co.	5,521	237,679
ONE Gas, Inc.	8,565	657,878
RGC Resources, Inc.	1,240	24,837
Southwest Gas Holdings, Inc.	9,582	609,894
Spire, Inc.	7,995	507,203
		3,773,492
Independent Power & Renewable Electricity Producers 0.3%
Altus Power, Inc.*	10,001	54,005
Montauk Renewables, Inc.*	10,409	77,443
Ormat Technologies, Inc.	8,318	669,266
Sunnova Energy International, Inc.*	15,696	287,394
		1,088,108
Multi-Utilities 0.5%
Avista Corp.	11,666	458,124
Black Hills Corp.	10,333	622,666
NorthWestern Corp.	9,275	526,449
Unitil Corp.	2,517	127,637
		1,734,876
Water Utilities 0.5%
American States Water Co.	5,752	500,424
Artesian Resources Corp. "A"	1,343	63,416
Cadiz, Inc.*	6,416	26,049
California Water Service Group	8,740	451,246
Consolidated Water Co., Ltd.	2,296	55,632
Global Water Resources, Inc.	1,753	22,228
Middlesex Water Co.	2,719	219,315
Pure Cycle Corp.*	3,082	33,902
SJW Group	4,806	336,949
York Water Co.	2,265	93,477
		1,802,638
Total Common Stocks (Cost $343,783,581)		371,673,939
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (a) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (a) (c)	862	0
Total Other Investments (Cost $0)		0
	Shares	Value ($)
Rights 0.0%
Health Care
Aduro Biotech, Inc.* (a)	2,328	0
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (a)	1,687	101
Total Rights (Cost $355)		353

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.8% (d), 10/26/2023 (e) (Cost $447,468)	455,000	447,442

	Shares	Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (f) (g) (Cost $875,273)	875,273	875,273
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.13% (f) (Cost $5,875,554)	5,875,554	5,875,554

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $350,982,231)	100.2	378,872,561
Other Assets and Liabilities, Net	(0.2)	(604,924)
Net Assets	100.0	378,267,637
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (f) (g)
6,182,630	—	5,307,357 (h)	—	—	172,521	—	875,273	875,273
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.13% (f)
9,489,906	28,358,652	31,973,004	—	—	178,123	—	5,875,554	5,875,554
15,672,536	28,358,652	37,280,361	—	—	350,644	—	6,750,827	6,750,827

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $828,733, which is 0.2% of net assets.

(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At June 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
At June 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	9/15/2023	71	6,704,320	6,758,135	53,815
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,262,569	$—	$—	$9,262,569
Consumer Discretionary	39,381,087	—	—	39,381,087
Consumer Staples	12,769,761	—	0	12,769,761
Energy	25,244,948	—	—	25,244,948
Financials	56,109,581	—	—	56,109,581
Health Care	62,663,996	—	—	62,663,996
Industrials	64,356,541	—	—	64,356,541
Information Technology	50,893,980	—	—	50,893,980
Materials	17,130,409	—	—	17,130,409
Real Estate	22,632,907	—	—	22,632,907
Utilities	11,228,160	—	—	11,228,160
Other Investments	—	—	0	0
Rights	—	—	353	353
Government & Agency Obligations	—	447,442	—	447,442
Short-Term Investments (a)	6,750,827	—	—	6,750,827
Derivatives (b)
Futures Contracts	53,815	—	—	53,815
Total	$378,478,581	$447,442	$353	$378,926,376

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Statement of Assets and Liabilities
Statement of Operations
as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $344,231,404) — including $828,733 of securities loaned	$372,121,734
Investment in DWS Government & Agency Securities Portfolio (cost $875,273)*	875,273
Investment in DWS Central Cash Management Government Fund (cost $5,875,554)	5,875,554
Cash	16,673
Receivable for investments sold	46
Receivable for Fund shares sold	14,506
Dividends receivable	373,648
Interest receivable	61,080
Receivable for variation margin on futures contracts	19,919
Other assets	2,106
Total assets	379,360,539
Liabilities
Payable upon return of securities loaned	875,273
Payable for Fund shares redeemed	42,722
Accrued management fee	70,042
Accrued Trustees' fees	1,762
Other accrued expenses and payables	103,103
Total liabilities	1,092,902
Net assets, at value	$378,267,637
Net Assets Consist of
Distributable earnings (loss)	28,560,289
Paid-in capital	349,707,348
Net assets, at value	$378,267,637
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($342,686,761 ÷ 27,170,708 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.61
Class B
Net Asset Value, offering and redemption price per share ($35,580,876 ÷ 2,817,563 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.63

*	Represents collateral on securities loaned.
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $3,877)	$2,975,887
Interest	17,603
Income distributions — DWS Central Cash Management Government Fund	178,123
Securities lending income, net of borrower rebates	172,521
Total income	3,344,134
Expenses:
Management fee	515,357
Administration fee	178,534
Services to shareholders	1,752
Record keeping fee (Class B)	9,150
Distribution service fee (Class B)	42,495
Custodian fee	7,786
Professional fees	32,801
Reports to shareholders	21,877
Trustees' fees and expenses	9,372
Other	14,046
Total expenses before expense reductions	833,170
Expense reductions	(98,493)
Total expenses after expense reductions	734,677
Net investment income	2,609,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,333,714
Futures	959,086
4,292,800
Change in net unrealized appreciation (depreciation) on:
Investments	22,182,645
Futures	156,558
22,339,203
Net gain (loss)	26,632,003
Net increase (decrease) in net assets resulting from operations	$29,241,460
The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$2,609,457	$4,004,194
Net realized gain (loss)	4,292,800	9,942,234
Change in net unrealized appreciation (depreciation)	22,339,203	(107,389,330)
Net increase (decrease) in net assets resulting from operations	29,241,460	(93,442,902)
Distributions to shareholders:
Class A	(12,013,165)	(61,220,052)
Class B	(1,116,011)	(6,528,743)
Total distributions	(13,129,176)	(67,748,795)
Fund share transactions:
Class A
Proceeds from shares sold	25,688,364	58,705,125
Reinvestment of distributions	12,013,165	61,220,052
Payments for shares redeemed	(39,576,510)	(70,255,574)
Net increase (decrease) in net assets from Class A share transactions	(1,874,981)	49,669,603
Class B
Proceeds from shares sold	2,226,094	3,302,503
Reinvestment of distributions	1,116,011	6,528,743
Payments for shares redeemed	(2,527,230)	(4,330,783)
Net increase (decrease) in net assets from Class B share transactions	814,875	5,500,463
Increase (decrease) in net assets	15,052,178	(106,021,631)
Net assets at beginning of period	363,215,459	469,237,090
Net assets at end of period	$378,267,637	$363,215,459

Other Information
Class A
Shares outstanding at beginning of period	27,216,715	22,857,220
Shares sold	2,067,834	4,397,560
Shares issued to shareholders in reinvestment of distributions	1,033,835	4,749,422
Shares redeemed	(3,147,676)	(4,787,487)
Net increase (decrease) in Class A shares	(46,007)	4,359,495
Shares outstanding at end of period	27,170,708	27,216,715
Class B
Shares outstanding at beginning of period	2,748,606	2,324,391
Shares sold	178,867	238,349
Shares issued to shareholders in reinvestment of distributions	95,877	505,712
Shares redeemed	(205,787)	(319,846)
Net increase (decrease) in Class B shares	68,957	424,215
Shares outstanding at end of period	2,817,563	2,748,606
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

Financial Highlights
DWS Small Cap Index VIP — Class A
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$12.12	$18.63	$17.39	$16.97	$14.97	$18.29
Income (loss) from investment operations:
Net investment income[a]	.09	.15	.13	.14	.17	.19
Net realized and unrealized gain (loss)	.84	(3.83)	2.41	2.03	3.49	(2.06)
Total from investment operations	.93	(3.68)	2.54	2.17	3.66	(1.87)
Less distributions from:
Net investment income	(.14 )	(.14 )	(.16 )	(.17 )	(.18 )	(.18 )
Net realized gains	(.30 )	(2.69)	(1.14)	(1.58)	(1.48)	(1.27)
Total distributions	(.44 )	(2.83)	(1.30)	(1.75)	(1.66)	(1.45)
Net asset value, end of period	$12.61	$12.12	$18.63	$17.39	$16.97	$14.97
Total Return (%)[b]	8.02 *	(20.64)	14.50	19.43	25.22	(11.23)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	343	330	426	387	353	308
Ratio of expenses before expense reductions (%)[c]	.42 **	.42	.47	.50	.53	.51
Ratio of expenses after expense reductions (%)[c]	.37 **	.39	.39	.39	.39	.41
Ratio of net investment income (%)	1.45 **	1.08	.69	.99	1.04	1.03
Portfolio turnover rate (%)	10 *	18	26	23	22	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

32 |	DWS Small Cap Index VIP

DWS Small Cap Index VIP — Class B
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$12.12	$18.63	$17.39	$16.97	$14.97	$18.28
Income (loss) from investment operations:
Net investment income[a]	.07	.11	.08	.10	.12	.14
Net realized and unrealized gain (loss)	.85	(3.83)	2.41	2.04	3.49	(2.05)
Total from investment operations	.92	(3.72)	2.49	2.14	3.61	(1.91)
Less distributions from:
Net investment income	(.11 )	(.10 )	(.11 )	(.14 )	(.13 )	(.13 )
Net realized gains	(.30 )	(2.69)	(1.14)	(1.58)	(1.48)	(1.27)
Total distributions	(.41 )	(2.79)	(1.25)	(1.72)	(1.61)	(1.40)
Net asset value, end of period	$12.63	$12.12	$18.63	$17.39	$16.97	$14.97
Total Return (%)[b]	7.87 *	(20.89)	14.18	19.09	24.87	(11.42)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	33	43	37	33	28
Ratio of expenses before expense reductions (%)[c]	.73 **	.72	.76	.79	.81	.80
Ratio of expenses after expense reductions (%)[c]	.67 **	.67	.67	.66	.65	.67
Ratio of net investment income (%)	1.15 **	.79	.42	.71	.76	.77
Portfolio turnover rate (%)	10 *	18	26	23	22	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 33

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

34 |	DWS Small Cap Index VIP

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended  June 30, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2023, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2023

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$875,229	$—	$—	$—	$875,229
Rights	44	—	—	—	44
Total Borrowings	$875,273	$—	$—	$—	$875,273
Gross amount of recognized liabilities for securities lending transactions:					$875,273
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $357,336,438. The net unrealized appreciation for all investments based on tax cost was $21,536,123. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax

DWS Small Cap Index VIP	| 35

cost of $92,681,094 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $71,144,971.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2023, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

36 |	DWS Small Cap Index VIP

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2023, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $6,758,000 to $11,334,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$53,815
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$959,086
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$156,558
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $35,413,697 and $40,606,578, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.37%
Class B	.67%

DWS Small Cap Index VIP	| 37

For the six months ended June 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$88,743
Class B	9,750
$98,493
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $178,534, of which $29,787 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2023, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2023
Class B	$42,495	$7,147
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class A	$817	$284
Class B	154	53
	$971	$337
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,853, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Ownership of the Fund
At June 30, 2023, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 33%, 17%, 12% and 10%, respectively. Four participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 35%, 21%, 19% and 13%, respectively.

38 |	DWS Small Cap Index VIP

F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2023.

DWS Small Cap Index VIP	| 39

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

40 |	DWS Small Cap Index VIP

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2023

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,080.20	$1,078.70
Expenses Paid per $1,000*	$1.91	$3.45
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,022.96	$1,021.47
Expenses Paid per $1,000*	$1.86	$3.36

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.37%	.67%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

42 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

DWS Small Cap Index VIP	| 43

for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability.  The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board

44 |	DWS Small Cap Index VIP

considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Small Cap Index VIP	| 45

Notes

Notes

vit-scif-3  (R-028372-12 8/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2023